SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 5.3%
Automobiles & Components - 1.4%
Harley-Davidson, Inc.	226,584	$8,295,240

Consumer Durables & Apparel - 1.4%
Gildan Activewear, Inc. (Canada)	152,851	5,580,590
Under Armour, Inc. - Class A (a)	161,614	3,261,371
		8,841,961
Consumer Services - 1.9%
Papa John’s International, Inc.	17,441	2,214,833
Six Flags Entertainment Corp. (a)	214,758	9,127,215
		11,342,048
Retailing - 0.6%
Quotient Technology, Inc. (a)	626,043	3,643,570

Consumer Staples - 10.0%
Food, Beverage & Tobacco - 4.7%
Hain Celestial Group, Inc. (The) (a)	598,690	25,611,958
TreeHouse Foods, Inc. (a)	74,541	2,972,695
		28,584,653
Household & Personal Products - 5.3%
Coty, Inc. - Class A (a)	3,548,229	27,889,080
Inter Parfums, Inc.	51,201	3,828,299
		31,717,379
Energy - 3.6%
Energy - 3.6%
Dril-Quip, Inc. (a)	203,942	5,135,260
Helmerich & Payne, Inc.	140,457	3,849,926
NexTier Oilfield Solutions, Inc. (a)	252,513	1,161,560
PDC Energy, Inc.	162,365	7,694,477
Range Resources Corp. (a)	164,002	3,711,365
		21,552,588
Financials - 14.4%
Banks - 13.4%
Community Bank System, Inc.	80,494	5,507,399
Enterprise Financial Services Corp.	103,277	4,676,383

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Financials - 14.4% (Continued)
Banks - 13.4% (Continued)
First Busey Corp.	151,599	$3,733,883
Glacier Bancorp, Inc.	115,671	6,402,390
Investors Bancorp, Inc.	152,800	2,308,808
Lakeland Financial Corp.	91,324	6,505,922
National Bank Holdings Corp. - Class A	225,958	9,146,780
Pacific Premier Bancorp, Inc.	123,830	5,131,515
Renasant Corp.	104,336	3,761,313
Seacoast Banking Corp. of Florida	241,982	8,181,411
Umpqua Holdings Corp.	555,767	11,254,282
United Community Banks, Inc.	276,783	9,084,018
WesBanco, Inc.	148,469	5,059,824
		80,753,928
Insurance - 1.0%
eHealth, Inc. (a)	147,940	5,991,570

Health Care - 9.3%
Health Care Equipment & Services - 7.7%
AngioDynamics, Inc. (a)	116,797	3,029,714
Chembio Diagnostics, Inc. (a)	92,422	231,055
Evolent Health, Inc. - Class A (a)	81,134	2,515,154
ICU Medical, Inc. (a)	43,030	10,042,342
Magellan Health, Inc. (a)	34,068	3,221,129
MEDNAX, Inc. (a)	181,893	5,171,218
Orthofix Medical, Inc. (a)	554,792	21,148,671
Surmodics, Inc. (a)	17,776	988,346
		46,347,629
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Alkermes PLC (Ireland) (a)	107,784	3,324,058
Arena Pharmaceuticals, Inc. (a)	104,672	6,233,218
		9,557,276
Industrials - 21.9%
Capital Goods - 18.7%
AAR Corp. (a)	161,869	5,249,412
Apogee Enterprises, Inc.	192,042	7,251,506
Astec Industries, Inc.	98,145	5,281,182

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 21.9% (Continued)
Capital Goods - 18.7% (Continued)
AZZ, Inc.	180,141	$9,583,501
Beacon Roofing Supply, Inc. (a)	107,131	5,116,577
CIRCOR International, Inc. (a)	257,143	8,488,290
Columbus McKinnon Corp.	95,766	4,630,286
EnerSys	89,032	6,627,542
Quanex Building Products Corp.	257,255	5,507,830
Regal Beloit Corp.	167,113	25,123,768
REV Group, Inc.	695,297	11,931,297
SPX Corp. (a)	229,682	12,276,503
Sterling Construction Co., Inc. (a)	262,621	5,953,618
		113,021,312
Commercial & Professional Services - 3.2%
Huron Consulting Group, Inc. (a)	59,713	3,105,076
KBR, Inc.	181,050	7,133,370
SP Plus Corp. (a)	292,781	8,979,593
		19,218,039
Information Technology - 13.5%
Software & Services - 5.0%
Conduent, Inc. (a)	722,191	4,759,239
CSG Systems International, Inc.	118,300	5,702,060
Progress Software Corp.	398,906	19,622,186
		30,083,485
Technology Hardware & Equipment - 8.5%
Belden, Inc.	175,578	10,229,175
FARO Technologies, Inc. (a)	194,036	12,769,509
NCR Corp. (a)	629,403	24,395,660
Sierra Wireless, Inc. (Canada) (a)	248,908	3,858,074
		51,252,418
Materials - 8.0%
Materials - 8.0%
Coeur Mining, Inc. (a)	127,063	783,979
Compass Minerals International, Inc.	276,742	17,822,185
Element Solutions, Inc.	251,512	5,452,780
Glatfelter Corp.	688,994	9,714,815
Pretium Resources, Inc. (Canada) (a)	209,567	2,020,226

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Materials - 8.0% (Continued)
Materials - 8.0% (Continued)
Schnitzer Steel Industries, Inc. - Class A	39,753	$1,741,579
Silgan Holdings, Inc.	159,776	6,129,007
Summit Materials, Inc. - Class A (a)	148,094	4,734,565
		48,399,136
Real Estate - 5.3%
Real Estate - 5.3%
Cousins Properties, Inc.	62,843	2,343,415
Empire State Realty Trust, Inc. - Class A	311,835	3,127,705
Equity Commonwealth	866,573	22,513,567
Physicians Realty Trust	232,426	4,095,346
		32,080,033
Utilities - 3.5%
Utilities - 3.5%
ALLETE, Inc.	88,506	5,267,877
California Water Service Group	43,662	2,573,002
New Jersey Resources Corp.	146,717	5,107,219
PNM Resources, Inc.	157,430	7,789,636
		20,737,734

Investments at Value - 94.8% (Cost $468,650,570)		$571,419,999

Other Assets in Excess of Liabilities - 5.2%		31,462,077

Net Assets - 100.0%		$602,882,076

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 3.2%
Media & Entertainment - 1.7%
Eventbrite, Inc. - Class A (a)	103,618	$1,959,416
New York Times Co. (The) - Class A	28,550	1,406,659
		3,366,075
Telecommunication Services - 1.5%
Cogent Communications Holdings, Inc.	41,424	2,934,476

Consumer Discretionary - 10.6%
Automobiles & Components - 1.4%
Fox Factory Holding Corp. (a)	18,355	2,653,032

Consumer Durables & Apparel - 1.5%
Callaway Golf Co. (a)	109,532	3,026,369

Consumer Services - 6.4%
Bright Horizons Family Solutions, Inc. (a)	30,830	4,298,319
Churchill Downs, Inc.	18,293	4,391,783
Shake Shack, Inc. - Class A (a)	22,546	1,768,959
Wingstop, Inc.	13,734	2,251,415
		12,710,476
Retailing - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	19,814	1,194,388
Revolve Group, Inc. (a)	23,385	1,444,491
		2,638,879
Consumer Staples - 0.6%
Food, Beverage & Tobacco - 0.6%
Simply Good Foods Co. (The) (a)	32,088	1,106,715

Financials - 11.9%
Banks - 0.8%
Eagle Bancorp, Inc.	29,470	1,694,525

Diversified Financials - 4.7%
Evercore, Inc. - Class A	11,452	1,530,789
Focus Financial Partners, Inc. - Class A (a)	31,657	1,657,877

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Financials - 11.9% (Continued)
Diversified Financials - 4.7% (Continued)
Hamilton Lane, Inc. - Class A	20,745	$1,759,591
Houlihan Lokey, Inc.	19,746	1,818,606
LendingTree, Inc. (a)	5,754	804,582
StepStone Group, Inc. - Class A	39,095	1,667,011
		9,238,456
Insurance - 6.4%
Goosehead Insurance, Inc. - Class A	40,979	6,240,692
Palomar Holdings, Inc. (a)	26,713	2,159,212
SelectQuote, Inc. (a)	132,862	1,717,905
Trupanion, Inc. (a)	32,928	2,557,518
		12,675,327
Health Care - 23.0%
Health Care Equipment & Services - 15.9%
Addus HomeCare Corp. (a)	22,856	1,822,766
Amedisys, Inc. (a)	14,796	2,206,084
Cardiovascular Systems, Inc. (a)	36,735	1,206,010
Castle Biosciences, Inc. (a)	26,402	1,755,733
CONMED Corp.	24,808	3,245,631
Globus Medical, Inc. - Class A (a)	43,896	3,363,311
Inari Medical, Inc. (a)	14,596	1,183,736
Inspire Medical Systems, Inc. (a)	16,496	3,841,588
Integra LifeSciences Holdings Corp. (a)	22,224	1,521,900
LivaNova PLC (United Kingdom) (a)	15,106	1,196,244
Omnicell, Inc. (a)	23,687	3,515,861
Option Care Health, Inc. (a)	92,615	2,246,840
Silk Road Medical, Inc. (a)	35,036	1,928,031
Vocera Communications, Inc. (a)	51,044	2,335,773
		31,369,508
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Adaptive Biotechnologies Corp. (a)	37,277	1,267,045
Amicus Therapeutics, Inc. (a)	73,000	697,150
Blueprint Medicines Corp. (a)	15,801	1,624,501
Fate Therapeutics, Inc. (a)	36,925	2,188,545
NanoString Technologies, Inc. (a)	24,601	1,181,094
Natera, Inc. (a)	30,904	3,443,942

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Health Care - 23.0% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.1% (Continued)
Pacira BioSciences, Inc. (a)	20,784	$1,163,904
Turning Point Therapeutics, Inc. (a)	19,415	1,289,738
Xencor, Inc. (a)	34,168	1,115,927
		13,971,846
Industrials - 18.2%
Capital Goods - 9.6%
AeroVironment, Inc. (a)	13,419	1,158,328
Ameresco, Inc. - Class A (a)	39,590	2,313,244
AZEK Co., Inc. (The) - Class A (a)	57,884	2,114,503
Hexcel Corp. (a)	40,098	2,381,420
John Bean Technologies Corp.	13,392	1,882,246
Kratos Defense & Security Solutions, Inc. (a)	116,920	2,608,485
Mercury Systems, Inc. (a)	20,784	985,577
Proto Labs, Inc. (a)	6,542	435,697
TPI Composites, Inc. (a)	45,162	1,524,217
Trex Co., Inc. (a)	34,908	3,558,172
		18,961,889
Commercial & Professional Services - 7.2%
ASGN, Inc. (a)	18,867	2,134,612
Huron Consulting Group, Inc. (a)	30,872	1,605,344
Montrose Environmental Group, Inc. (a)	20,543	1,268,325
Ritchie Bros. Auctioneers, Inc. (Canada)	34,621	2,134,731
Tetra Tech, Inc.	23,204	3,465,285
Upwork, Inc. (a)	80,016	3,603,121
		14,211,418
Transportation - 1.4%
Saia, Inc. (a)	11,258	2,679,742

Information Technology - 21.7%
Semiconductors & Semiconductor Equipment - 6.0%
Onto Innovation, Inc. (a)	40,068	2,894,913
Power Integrations, Inc.	23,641	2,340,223
Silicon Laboratories, Inc. (a)	30,050	4,211,808
SiTime Corp. (a)	11,454	2,338,563
		11,785,507

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Information Technology - 21.7% (Continued)
Software & Services - 14.2%
Anaplan, Inc. (a)	47,378	$2,884,847
Endava PLC ADR (United Kingdom) (a)	42,291	5,745,232
Envestnet, Inc. (a)	34,367	2,757,608
Everbridge, Inc. (a)	16,826	2,541,399
Globant S.A. (Luxembourg) (a)	9,391	2,638,965
MAXIMUS, Inc.	28,422	2,364,710
nCino, Inc. (a)	37,122	2,636,776
Shift4 Payments, Inc. - Class A (a)	34,263	2,656,068
Sprout Social, Inc. - Class A (a)	31,643	3,858,864
		28,084,469
Technology Hardware & Equipment - 1.5%
908 Devices, Inc. (a)	28,934	940,934
Novanta, Inc. (Canada) (a)	13,865	2,142,142
		3,083,076
Materials - 4.2%
Materials - 4.2%
Avient Corp.	39,233	1,818,450
Ingevity Corp. (a)	25,828	1,843,344
Innospec, Inc.	12,316	1,037,254
Livent Corp. (a)	155,055	3,583,321
		8,282,369

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Real Estate - 1.7%
Real Estate - 1.7%
Americold Realty Trust	35,850	$1,041,443
Terreno Realty Corp.	36,027	2,277,987
		3,319,430

Investments at Value - 95.1% (Cost $145,967,418)		$187,793,584

Other Assets in Excess of Liabilities - 4.9%		9,736,306

Net Assets - 100.0%		$197,529,890

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Consumer Discretionary - 12.0%
Automobiles & Components - 3.3%
Dorman Products, Inc. (a)	3,452	$326,801
Fox Factory Holding Corp. (a)	3,961	572,523
Harley-Davidson, Inc.	15,562	569,725
Stoneridge, Inc. (a)	10,288	209,772
		1,678,821
Consumer Durables & Apparel - 6.3%
Capri Holdings, Ltd. (a)	15,294	740,383
Gildan Activewear, Inc. (Canada)	21,049	768,499
Steven Madden, Ltd.	14,872	597,259
Tapestry, Inc.	6,856	253,809
Under Armour, Inc. - Class A (a)	16,373	330,407
Universal Electronics, Inc. (a)	11,035	543,474
		3,233,831
Consumer Services - 1.3%
Churchill Downs, Inc.	2,856	685,668

Retailing - 1.1%
Five Below, Inc. (a)	3,122	552,001

Consumer Staples - 4.6%
Food, Beverage & Tobacco - 3.5%
Hain Celestial Group, Inc. (The) (a)	23,794	1,017,907
J & J Snack Foods Corp.	5,168	789,774
		1,807,681
Household & Personal Products - 1.1%
Inter Parfums, Inc.	7,405	553,672

Energy - 2.2%
Energy - 2.2%
Devon Energy Corp.	20,301	720,889
PDC Energy, Inc.	9,288	440,158
		1,161,047

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Financials - 8.4%
Banks - 8.4%
Ameris Bancorp	13,355	$692,857
Glacier Bancorp, Inc.	13,007	719,938
Lakeland Financial Corp.	6,924	493,266
Seacoast Banking Corp. of Florida	21,802	737,126
South State Corp.	8,087	603,856
United Bankshares, Inc.	14,624	532,021
United Community Banks, Inc.	17,257	566,375
		4,345,439
Health Care - 14.7%
Health Care Equipment & Services - 9.6%
Amedisys, Inc. (a)	3,876	577,912
Encompass Health Corp.	6,743	505,995
Globus Medical, Inc. - Class A (a)	7,560	579,247
Heska Corp. (a)	2,272	587,403
Insulet Corp. (a)	2,854	811,192
Integra LifeSciences Holdings Corp. (a)	4,881	334,251
Orthofix Medical, Inc. (a)	13,646	520,185
Phreesia, Inc. (a)	8,232	507,914
Vocera Communications, Inc. (a)	10,776	493,110
		4,917,209
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Bio-Rad Laboratories, Inc. - Class A (a)	291	217,071
Bio-Techne Corp.	1,186	574,700
Horizon Therapeutics PLC (a)	7,634	836,228
Medpace Holdings, Inc. (a)	2,427	459,383
NeoGenomics, Inc. (a)	3,741	180,466
Veracyte, Inc. (a)	7,579	352,045
		2,619,893
Industrials - 23.2%
Capital Goods - 16.9%
AAR Corp. (a)	11,237	364,416
BWX Technologies, Inc.	8,486	457,056
Carlisle Cos., Inc.	3,300	656,007
EnerSys	7,962	592,691
EnPro Industries, Inc.	9,658	841,405

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Industrials - 23.2% (Continued)
Capital Goods - 16.9% (Continued)
ITT, Inc.	8,123	$697,278
Masonite International Corp. (Canada) (a)	3,733	396,183
RBC Bearings, Inc. (a)	2,260	479,572
Regal Beloit Corp.	6,861	1,031,483
Rexnord Corp.	17,638	1,133,947
SPX Corp. (a)	8,468	452,615
Standex International Corp.	3,832	379,023
Timken Co. (The)	9,739	637,125
UFP Industries, Inc.	8,601	584,696
		8,703,497
Commercial & Professional Services - 3.0%
Casella Waste Systems, Inc. - Class A (a)	7,925	601,824
KBR, Inc.	16,874	664,836
Tetra Tech, Inc.	1,703	254,326
		1,520,986
Transportation - 3.3%
Allegiant Travel Co. (a)	3,628	709,201
Forward Air Corp.	4,483	372,179
Hub Group, Inc. - Class A (a)	8,878	610,363
		1,691,743
Information Technology - 20.8%
Semiconductors & Semiconductor Equipment - 4.0%
CMC Materials, Inc.	4,862	599,144
Silicon Laboratories, Inc. (a)	6,289	881,466
Veeco Instruments, Inc. (a)	26,473	587,966
		2,068,576
Software & Services - 11.8%
8x8, Inc. (a)	18,767	438,960
Agilysys, Inc. (a)	7,484	391,862
Alteryx, Inc. - Class A (a)	6,332	462,869
Anaplan, Inc. (a)	8,215	500,211
BlackLine, Inc. (a)	3,584	423,127
Endava PLC ADR (United Kingdom) (a)	6,062	823,523
Model N, Inc. (a)	14,048	470,608
Pegasystems, Inc.	6,289	799,332

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Information Technology - 20.8% (Continued)
Software & Services - 11.8% (Continued)
Tenable Holdings, Inc. (a)	7,877	$363,445
WNS Holdings, Ltd. ADR (Jersey) (a)	10,443	854,237
Workiva, Inc. (a)	3,835	540,582
		6,068,756
Technology Hardware & Equipment - 5.0%
FARO Technologies, Inc. (a)	5,375	353,729
NCR Corp. (a)	16,242	629,540
Pure Storage, Inc. - Class A (a)	34,164	859,566
Rogers Corp. (a)	3,813	711,048
		2,553,883
Materials - 6.6%
Materials - 6.6%
Berry Global Group, Inc. (a)	11,373	692,388
Compass Minerals International, Inc.	5,721	368,433
Eagle Materials, Inc.	3,077	403,579
Element Solutions, Inc.	49,127	1,065,073
Huntsman Corp.	19,606	580,142
Ingevity Corp. (a)	3,647	260,286
		3,369,901

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Real Estate - 2.4%
Real Estate - 2.4%
Cousins Properties, Inc.	17,346	$646,833
Equity Commonwealth	21,989	571,274
		1,218,107

Investments at Value - 94.9% (Cost $34,060,319)		$48,750,711

Other Assets in Excess of Liabilities - 5.1%		2,598,013

Net Assets - 100.0%		$51,348,724

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 7.1%
Media & Entertainment - 7.1%
Alphabet, Inc. - Class C (a)	2,759	$7,353,590
Cable One, Inc.	1,587	2,877,437
Comcast Corp. - Class A	46,844	2,619,985
		12,851,012
Consumer Discretionary - 13.7%
Consumer Durables & Apparel - 1.6%
Capri Holdings, Ltd. (a)	58,313	2,822,932

Consumer Services - 3.8%
Darden Restaurants, Inc.	14,339	2,171,929
Papa John’s International, Inc.	19,405	2,464,241
Vail Resorts, Inc. (a)	7,003	2,339,352
		6,975,522
Retailing - 8.3%
Amazon.com, Inc. (a)	1,841	6,047,759
Home Depot, Inc. (The)	7,121	2,337,539
O’Reilly Automotive, Inc. (a)	4,121	2,518,178
TJX Cos., Inc. (The)	65,104	4,295,562
		15,199,038
Consumer Staples - 4.5%
Food, Beverage & Tobacco - 3.0%
Hain Celestial Group, Inc. (The) (a)	73,677	3,151,902
Mondelēz International, Inc. - Class A	40,347	2,347,389
		5,499,291
Household & Personal Products - 1.5%
Estée Lauder Cos., Inc. (The) - Class A	8,853	2,655,280

Energy - 2.4%
Energy - 2.4%
Chevron Corp.	24,541	2,489,684
Suncor Energy, Inc. (Canada)	91,812	1,904,181
		4,393,865

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 15.0%
Banks - 5.4%
First Republic Bank	14,117	$2,722,887
JPMorgan Chase & Co.	23,532	3,851,953
Western Alliance Bancorp	30,782	3,349,697
		9,924,537
Diversified Financials - 4.9%
Ares Management Corp. - Class A	66,327	4,896,922
Berkshire Hathaway, Inc. - Class B (a)	7,389	2,016,754
S&P Global, Inc.	4,928	2,093,858
		9,007,534
Insurance - 4.7%
Globe Life, Inc.	38,000	3,383,140
Marsh & McLennan Cos., Inc.	15,408	2,333,233
Reinsurance Group of America, Inc.	25,029	2,784,727
		8,501,100
Health Care - 17.1%
Health Care Equipment & Services - 7.2%
Alcon, Inc. (Switzerland)	26,389	2,123,523
Danaher Corp.	11,095	3,377,762
Health Catalyst, Inc. (a)	43,111	2,155,981
Omnicell, Inc. (a)	16,782	2,490,952
UnitedHealth Group, Inc.	7,676	2,999,320
		13,147,538
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
Bio-Techne Corp.	4,661	2,258,581
Catalent, Inc. (a)	23,611	3,141,916
Charles River Laboratories International, Inc. (a)	11,336	4,678,027
Mettler-Toledo International, Inc. (a)	1,898	2,614,229
Thermo Fisher Scientific, Inc.	4,190	2,393,873
Zoetis, Inc.	15,248	2,960,247
		18,046,873
Industrials - 11.3%
Capital Goods - 10.0%
Advanced Drainage Systems, Inc.	18,338	1,983,621
Chart Industries, Inc. (a)	14,768	2,822,313
Dover Corp.	16,166	2,513,813

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 11.3% (Continued)
Capital Goods - 10.0% (Continued)
Quanta Services, Inc.	47,032	$5,353,182
Raytheon Technologies Corp.	36,306	3,120,864
Roper Technologies, Inc.	5,397	2,407,764
		18,201,557
Commercial & Professional Services - 1.3%
CoStar Group, Inc. (a)	28,555	2,457,443

Information Technology - 23.9%
Semiconductors & Semiconductor Equipment - 8.0%
ASML Holding N.V. ADR (Netherlands)	4,450	3,315,739
Marvell Technology, Inc. (Bermuda)	84,980	5,125,144
Monolithic Power Systems, Inc.	7,823	3,791,652
NXP Semiconductors N.V. (Netherlands)	11,931	2,336,925
		14,569,460
Software & Services - 11.6%
Adobe, Inc. (a)	5,629	3,240,728
Fidelity National Information Services, Inc.	20,758	2,525,834
Microsoft Corp.	27,882	7,860,494
ServiceNow, Inc. (a)	5,290	3,291,808
Visa, Inc. - Class A	19,051	4,243,610
		21,162,474
Technology Hardware & Equipment - 4.3%
Keysight Technologies, Inc. (a)	20,755	3,409,839
Zebra Technologies Corp. - Class A (a)	8,508	4,385,193
		7,795,032

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 2.4%
Materials - 2.4%
Avery Dennison Corp.	12,497	$2,589,504
Franco-Nevada Corp. (Canada)	13,774	1,789,380
		4,378,884

Investments at Value - 97.4% (Cost $98,722,585)		$177,589,372

Other Assets in Excess of Liabilities - 2.6%		4,720,827

Net Assets - 100.0%		$182,310,199

(a)       Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 8.6%
Media & Entertainment - 4.4%
Astro Malaysia Holdings Bhd (Malaysia)	245,700	$60,493
BAIOO Family Interactive, Ltd. (China) (a)	716,000	67,532
China Literature, Ltd., 144A (China) (b) (c)	24	182
Focus Media Information Technology Co., Ltd. - Class A (China)	199,700	226,352
Jagran Prakashan, Ltd. (India) (b)	43,811	34,972
Media Nusantara Citra Tbk P.T. (Indonesia)	1,768,900	102,481
Sun TV Network, Ltd. (India)	5,400	36,615
Tencent Holdings, Ltd. (China)	34,300	2,047,646
Yandex N.V. - Class A (Russia) (b)	810	64,418
		2,640,691
Telecommunication Services - 4.2%
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	7,600	134,292
APT Satellite Holdings, Ltd. (China)	560,000	165,391
China Tower Corp., Ltd. - H Shares, 144A (China) (c)	1,068,000	139,567
Indus Towers, Ltd. (India)	84,411	348,772
KT Corp. ADR (South Korea)	19,100	260,142
LG Uplus Corp. (South Korea)	18,134	227,890
Link Net Tbk P.T. (Indonesia)	114,200	32,033
Mobile TeleSystems PJSC (Kuwait)	28,471	56,442
MTN Group, Ltd. (South Africa) (b)	8,984	84,373
Ooredoo Q.P.S.C. (Qatar)	11,065	22,304
PLDT, Inc. ADR (Philippines)	5,400	175,878
Saudi Telecom Co. (Saudi Arabia)	4,912	166,318
SK Telecom Co., Ltd. ADR (South Korea)	12,100	364,210
Telecom Egypt Co. (Egypt)	47,150	42,445
Telekomunikasi Indonesia Persero Tbk P.T. ADR (Indonesia)	4,500	114,300
Telkom S.A. SOC, Ltd. (South Africa) (b)	36,024	105,556
Turk Telekomunikasyon A.S. (Turkey)	19,484	16,417
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	12,700	55,245
		2,511,575
Consumer Discretionary - 12.5%
Automobiles & Components - 3.2%
Apollo Tyres, Ltd. (India)	28,215	85,752
Astra Otoparts Tbk P.T. (Indonesia)	1,101,826	78,493

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Automobiles & Components - 3.2% (Continued)
Brilliance China Automotive Holdings, Ltd. (China) (b) (d)	508,000	$418,590
DTR Automotive Corp. (South Korea)	881	34,604
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico)	42,600	62,787
Halla Holdings Corp. (South Korea)	751	34,949
Hankook & Co., Ltd. (South Korea)	1,624	21,602
Hankook Tire & Technology Co., Ltd. (South Korea)	3,340	121,004
Kia Motors Corp. (South Korea)	4,793	323,607
Nemak S.A.B. de C.V., 144A (Mexico) (b) (c)	190,400	48,415
Qingling Motors Co., Ltd. - H Shares (China)	998,000	208,158
SL Corp. (South Korea)	1,315	29,945
Sri Trang Agro-Industry PCL (Thailand)	67,900	67,308
Sundaram-Clayton, Ltd. (India)	484	22,174
Tata Motors, Ltd. ADR (India) (b)	1,400	31,374
Thai Stanley Electric PCL (Thailand)	4,500	23,878
Tianneng Power International, Ltd. (China)	160,000	178,828
Xingda International Holdings, Ltd. (China)	697,292	151,981
		1,943,449
Consumer Durables & Apparel - 3.6%
Arcelik A.S. (Turkey)	8,063	29,606
Best Pacific International Holdings, Ltd. (China)	82,000	25,366
China Dongxiang Group Co., Ltd. (China)	1,745,000	190,533
China Lilang, Ltd. (China)	286,000	165,544
Goodbaby International Holdings, Ltd. (China) (b)	791,000	118,873
Haier Smart Home Co., Ltd. (China)	7,500	30,149
Handsome Co., Ltd. (South Korea)	732	24,232
Hansae Yes24 Holdings Co., Ltd. (South Korea)	3,390	23,663
Himatsingka Seide, Ltd. (India)	27,259	99,184
KPR Mill, Ltd. (India)	58,790	335,669
LF Corp. (South Korea)	1,898	28,433
Paiho Shih Holdings Corp. (Taiwan)	28,000	37,053
Pou Chen Corp. (Taiwan)	91,000	109,698
Ruentex Industries, Ltd. (Taiwan)	6,000	27,341
Rupa & Co., Ltd. (India)	4,662	28,249
Skyworth Group, Ltd. (China) (b)	94,000	28,255
TCL Technology Group Corp. - Class A (China)	527,000	508,652

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Consumer Durables & Apparel - 3.6% (Continued)
Vardhman Textiles, Ltd. (India)	2,712	$67,367
Weiqiao Textile Co. - H Shares (China)	512,500	186,310
Welspun India, Ltd. (India)	18,658	42,518
Youngone Holdings Co., Ltd. (South Korea)	724	28,715
		2,135,410
Consumer Services - 0.2%
China Education Group Holdings, Ltd. (China) (a)	38,000	65,546
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (China)	28,500	32,936
		98,482
Media - 0.3%
BEC World PCL (Thailand) (b)	77,200	30,616
DB Corp., Ltd. (India)	34,419	45,116
Grupo Televisa S.A.B. ADR (Mexico)	2,400	26,352
KT Skylife Co., Ltd. (South Korea)	9,481	79,112
		181,196
Retailing - 5.2%
China Yongda Automobiles Services Holdings, Ltd. (China)	123,500	178,213
Eeka Fashion Holdings, Ltd. (China)	210,500	310,420
Hyundai Home Shopping Network Corp. (South Korea)	521	31,127
Maoye International Holdings, Ltd. (China) (b)	737,000	25,561
Meituan Dianping, 144A (China) (b) (c)	11,300	360,709
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	236,300	12,543
Naspers, Ltd. - N Shares (South Africa)	1,827	301,929
Petrobras Distribuidora S.A. (Brazil)	33,500	144,436
Pou Sheng International Holdings, Ltd. (China) (b)	1,118,000	188,710
Shanghai Yuyuan Tourist Mart Group Co., Ltd. - Class A (China)	19,200	30,340
Topsports International Holdings, Ltd., 144A (China) (c)	331,000	375,913
Wuchan Zhongda Group Co., Ltd. (China)	613,600	616,569
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	110,000	83,086
Zhongsheng Group Holdings, Ltd. (China)	57,500	460,927
		3,120,483
Consumer Staples - 5.7%
Food & Staples Retailing - 0.4%
Cosco Capital, Inc. (Philippines)	190,669	18,736

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Staples - 5.7% (Continued)
Food & Staples Retailing - 0.4% (Continued)
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	114,800	$197,058
Wal-Mart de Mexico S.A.B de C.V. (Mexico)	7,900	26,834
		242,628
Food, Beverage & Tobacco - 5.1%
Arca Continental S.A.B. de C.V. (Mexico)	4,900	29,828
Astral Foods, Ltd. (South Africa)	2,030	23,781
Beluga Group PJSC (Russia) (b)	711	32,091
British American Tobacco Bhd (Malaysia)	8,200	27,676
C.P. Pokphand Co., Ltd. (China)	1,424,000	174,442
China Feihe, Ltd., 144A (China) (c)	55,000	92,836
China Foods, Ltd. (China)	196,000	70,561
China Modern Dairy Holdings, Ltd. (China)	836,000	157,574
Dharma Satya Nusantara Tbk P.T. (Indonesia)	894,400	33,700
Eastern Co. SAE (Egypt)	156,546	121,900
Grupo Bimbo S.A.B. de C.V. (Mexico)	10,800	30,345
Gujarat Ambuja Exports, Ltd. (India)	32,251	74,952
Hey Song Corp. (Taiwan)	52,000	63,582
Indofood Sukses Makmur Tbk P.T. (Indonesia)	189,100	83,628
ITC, Ltd. (India)	48,162	152,629
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	288,000	39,416
JBS S.A. (Brazil)	30,200	205,483
Kim Loong Resources Bhd (Malaysia)	142,000	52,951
Marfrig Global Foods S.A. (Brazil)	41,600	195,928
Muyuan Foods Co., Ltd. - Class A (China)	7,508	59,888
Orion Holdings Corp. (South Korea)	5,771	80,297
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	401,000	34,054
Samyang Holdings Corp. (South Korea)	1,097	102,466
Sao Martinho S.A. (Brazil)	13,600	87,318
Sarawak Oil Palms Bhd (Malaysia)	121,500	104,302
Sawit Sumbermas Sarana Tbk P.T. (Indonesia)	563,800	35,864
SLC Agricola S.A. (Brazil)	2,800	23,507
Thai Union Group PCL (Thailand)	52,700	33,995
Thai Vegetable Oil PCL (Thailand)	127,100	117,622
Tingyi Holding Corp. (China)	146,000	271,457
Triveni Engineering & Industries, Ltd. (India)	121,874	302,207

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Staples - 5.7% (Continued)
Food, Beverage & Tobacco - 5.1% (Continued)
Tunas Baru Lampung Tbk P.T. (Indonesia)	1,750,161	$101,667
		3,017,947
Household & Personal Products - 0.2%
Bajaj Consumer Care, Ltd. (India)	40,894	138,256

Energy - 5.3%
Energy - 5.3%
Bukit Asam Tbk P.T. (Indonesia)	123,800	23,767
China Coal Energy Co., Ltd. - H Shares (China)	77,000	58,428
China Petroleum & Chemical Corp. - H Shares (China)	174,000	85,745
China Shenhua Energy Co., Ltd. - Class A (China)	9,300	32,553
China Shenhua Energy Co., Ltd. - H Shares (China)	56,500	131,613
Coal India, Ltd. (India)	85,931	213,441
Ecopetrol S.A. ADR (Colombia)	4,900	70,315
Empresas Copec S.A. (Chile)	7,831	64,925
Exxaro Resources, Ltd. (South Africa)	10,669	114,074
Gazprom PJSC (Russia)	50,575	502,716
Hindustan Petroleum Corp., Ltd. (India)	45,239	182,282
Indian Oil Corp., Ltd. (India)	58,587	98,271
LUKOIL PJSC ADR (Russia)	1,214	114,917
Oil & Natural Gas Corp., Ltd. (India)	135,549	261,935
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	223,344
Petronet LNG, Ltd. (India)	14,712	47,122
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland)	63,049	102,456
PTT Exploration & Production PCL (Thailand)	17,100	59,250
PTT PCL (Thailand)	117,200	134,831
Reliance Industries, Ltd., 144A (India) (c)	1,167	79,215
Rosneft Oil Co. PJSC (Russia)	16,950	142,605
Saudi Arabian Oil Co. (Saudi Arabia)	2,838	27,216
Shaanxi Coal Industry Co., Ltd. - Class A (China)	46,800	106,879
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A (China)	15,000	27,309
S-Oil Corp. (South Korea)	787	72,261
United Tractors Tbk P.T. (Indonesia)	21,900	39,392
Yanzhou Coal Mining Co., Ltd. - Class A (China)	6,800	30,355

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Energy - 5.3% (Continued)
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	76,000	$143,314
		3,190,531
Financials - 19.7%
Banks - 15.0%
Absa Group, Ltd. (South Africa)	35,104	355,180
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	82,775	168,791
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	104,432
Banco Bradesco S.A. (Brazil)	77,484	254,004
Banco do Brasil S.A. (Brazil)	64,000	339,488
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	4,700	26,931
Bank Al-Jazira (Saudi Arabia)	76,252	372,973
Bank CIMB Niaga Tbk P.T. (Indonesia)	413,400	28,036
Bank Mandiri Tbk P.T. (Indonesia)	162,200	69,296
Bank of Baroda (India) (b)	146,341	159,708
Bank of Beijing Co., Ltd. - Class A (China)	76,300	51,479
Bank of China, Ltd. - Class A (China)	106,100	50,147
Bank of China, Ltd. - H Shares (China)	1,690,000	597,131
Bank of Chongqing Co., Ltd. - H Shares (China)	171,500	95,119
Bank of Communications Co., Ltd. - H Shares (China)	349,000	206,570
Bank of India (India) (b)	92,141	68,360
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	590,200	55,855
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	595,600	29,857
Bank Saint Petersburg PJSC (Russia)	160,340	171,715
Banque Saudi Fransi (Saudi Arabia)	8,342	92,743
Canara Bank (India) (b)	33,767	78,062
China Banking Corp. (Philippines)	70,100	33,123
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	77,074
China Construction Bank Corp. - H Shares (China)	790,000	563,804
China Development Financial Holdings Corp. (Taiwan)	289,000	146,231
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	185,850
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	131,000	47,618
CIMB Group Holdings Bhd (Malaysia)	45,500	51,779
Commercial Bank P.S.Q.C. (The) (Qatar)	162,251	274,028

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 19.7% (Continued)
Banks - 15.0% (Continued)
CTBC Financial Holding Co., Ltd. (Taiwan)	148,000	$121,185
East West Banking Corp. (Philippines) (b)	179,800	31,380
Emirates NBD Bank PJSC (United Arab Emirates)	42,699	165,072
Eurobank Ergasias S.A. (Greece) (b)	31,336	29,167
Faisal Islamic Bank of Egypt (Egypt) (b)	32,450	27,271
Federal Bank, Ltd. (India)	68,996	77,852
Grupo Financiero Inbursa S.A.B. de C.V. (Mexico) (b)	131,600	123,911
Gulf Bank of Kuwait (Kuwait)	37,333	29,408
Hana Financial Group, Inc. (South Korea)	4,703	182,760
Hong Leong Financial Group Bhd (Malaysia)	17,000	74,364
Huishang Bank Corp., Ltd. - H Shares (China) (b)	127,000	41,764
Indiabulls Housing Finance, Ltd. (India)	28,782	88,906
Indian Bank (India)	41,510	77,897
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	442,000	245,009
Industrial Bank Co., Ltd. (China)	19,400	54,698
Intercorp Financial Services, Inc. (Peru)	1,235	27,578
Itau CorpBanca S.A. (Chile) (b)	11,584,305	28,380
JB Financial Group Co., Ltd. (South Korea)	13,180	98,846
Kasikornbank PCL (Thailand)	24,100	94,287
Kasikornbank PCL (Thailand)	19,200	75,236
KB Financial Group, Inc. ADR (South Korea)	4,700	218,127
Kiatnakin Phatra Bank PCL (Thailand)	12,600	20,400
Komercni banka (Czech Republic) (b)	769	31,141
Malaysia Building Society Bhd (Malaysia)	430,500	61,925
Metropolitan Bank & Trust Co. (Philippines)	46,500	39,684
National Bank of Greece S.A. (Greece) (b)	10,707	29,810
National Bank of Kuwait S.A.K.P. (Kuwait)	32,266	101,955
Nedbank Group, Ltd. (South Africa)	10,861	126,245
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland) (b)	17,024	180,217
RHB Bank Bhd (Malaysia)	68,700	89,393
Riyad Bank (Saudi Arabia)	52,924	380,972
Rizal Commercial Banking Corp. (Philippines)	12,000	4,334
Sberbank of Russia PJSC (Russia)	49,070	229,199
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	158,249
State Bank of India (India)	82,177	497,913

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 19.7% (Continued)
Banks - 15.0% (Continued)
Turkiye Garanti Bankasi A.S. (Turkey)	27,131	$28,137
Turkiye Is Bankasi A.S. (Turkey)	24,871	14,455
Union Bank of the Philippines - C Shares (Philippines)	13,730	22,753
VTB Bank PJSC (Russia)	286,440,000	203,040
Woori Financial Group, Inc. (South Korea)	6,240	60,885
		8,949,189
Diversified Financials - 2.9%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	123,700	66,524
Administradora de Fondos de Pensiones Habitat S.A. (Chile)	32,221	16,787
China Cinda Asset Management Co., Ltd. (China)	296,000	49,988
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	60,567
Corporacion Financiera Colombiana S.A. (Colombia) (b)	14,671	110,916
Credito Real S.A.B. de C.V. Sofom ER (Mexico) (b)	52,000	29,342
Fubon Financial Holdings Co., Ltd. (Taiwan)	146,300	400,022
Grupo Security S.A. (Chile)	123,863	19,821
Hyundai Motor Securities Co., Ltd. (South Korea)	1,416	14,931
IIFL Holdings, Ltd. (India)	17,122	65,684
Inversiones La Construccion S.A. (Chile)	3,913	14,756
Korea Investment Holdings Co., Ltd. (South Korea)	342	24,569
OSK Holdings Bhd (Malaysia)	241,800	49,252
Power Finance Corp., Ltd. (India)	86,444	164,528
REC, Ltd. (India)	128,352	271,516
Repco Home Finance, Ltd. (India)	18,085	75,981
Shinyoung Securities Co., Ltd. (South Korea)	795	42,037
Tata Investment Corp., Ltd. (India)	4,663	85,531
Yuanta Financial Holding Co., Ltd. (Taiwan)	177,000	156,247
		1,718,999
Insurance - 1.8%
Allianz Malaysia Bhd (Malaysia)	7,900	24,133
Cathay Financial Holding Co., Ltd. (Taiwan)	172,000	354,812
China Life Insurance Co., Ltd. (Taiwan)	110,000	114,058
China Reinsurance Group Corp. - H Shares (China) (a)	591,000	66,808
New China Life Insurance Co., Ltd. - H Shares (China)	67,200	197,847
Origin Property PCL (Thailand)	69,600	20,623
People’s Insurance Co. Group of China (The) - H Shares (China)	570,000	176,869

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 19.7% (Continued)
Insurance - 1.8% (Continued)
PICC Property & Casualty Co., Ltd. - H Shares (China)	96,000	$93,126
Powszechny Zaklad Ubezpieczen S.A. (Poland)	5,301	48,487
		1,096,763
Health Care - 4.5%
Health Care Equipment & Services - 1.9%
Ginko International Co., Ltd. (Taiwan)	4,000	26,339
Hartalega Holdings Bhd (Malaysia)	32,800	48,218
InBody Co., Ltd. (South Korea)	1,134	24,194
Kossan Rubber Industries Bhd (Malaysia)	115,700	63,886
Lutronic Corp. (South Korea) (b)	1,904	30,468
Mouwasat Medical Services Co. (Saudi Arabia)	649	31,212
Osstem Implant Co., Ltd. (South Korea)	2,235	250,031
Shanghai Pharmaceuticals Holding Co. - H Shares (China)	34,100	66,092
Sinopharm Group Co., Ltd. - H Shares (China)	137,600	360,586
Sri Trang Gloves PCL (Thailand)	190,400	176,873
TaiDoc Technology Corp. (Taiwan)	4,000	25,569
Top Glove Corp. Bhd (Malaysia)	46,900	32,287
		1,135,755
Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Aurobindo Pharma, Ltd. (India)	2,644	25,806
China Medical System Holdings, Ltd. (China)	164,000	298,885
China Shineway Pharmaceutical Group, Ltd. (China)	256,000	243,514
Consun Pharmaceutical Group, Ltd. (China)	436,538	199,951
Dawnrays Pharmaceutical Holdings, Ltd. (China)	725,392	156,545
Glenmark Pharmaceuticals, Ltd. (India)	3,825	26,206
Guangzhou Baiyunshan Pharmaceutical Co., Ltd. (China)	92,000	233,287
Indoco Remedies, Ltd. (India)	4,722	28,465
JB Chemicals & Pharmaceuticals, Ltd. (India)	1,291	32,327
Lotus Pharmaceutical Co., Ltd. (Taiwan)	8,000	30,903
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	188,000	92,693
Tempo Scan Pacific Tbk P.T. (Indonesia)	162,500	16,230
Unichem Laboratories, Ltd. (India)	42,321	153,440
		1,538,252

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 5.0%
Capital Goods - 2.2%
ALFA S.A.B de C.V. - Class A (Mexico)	40,700	$28,249
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares, 144A (China) (c)	81,000	24,835
China Railway Group, Ltd. - Class A (China)	57,200	49,999
China Railway Group, Ltd. - H Shares (China)	112,000	55,587
CITIC, Ltd. (China)	73,000	77,287
Daewoo Engineering & Construction Co., Ltd. (South Korea) (b)	5,624	31,732
DMCI Holdings, Inc. (Philippines)	324,700	44,992
Dogan Sirketler Grubu Holdings A.S. (Turkey)	85,251	24,359
FSP Technology, Inc. (Taiwan)	16,000	22,473
Graphite India, Ltd. (India)	6,990	56,608
Halla Corp. (South Korea)	5,962	31,109
Hong Leong Industries Bhd (Malaysia)	13,800	29,268
Hosken Consolidated Investments, Ltd. (South Africa) (b)	6,107	28,871
Industries Qatar Q.S.C. (Qatar)	22,150	93,995
KCC Corp. (South Korea)	78	27,002
KOC Holding A.S. (Turkey)	15,822	40,262
Kolon Global Corp. (South Korea)	2,240	54,964
LG Corp. (South Korea)	1,903	148,105
LG International Corp. (South Korea)	1,331	38,520
Lonking Holdings, Ltd. (China)	50,000	15,081
LT Group, Inc. (Philippines)	121,500	24,010
Metallurgical Corp. of China, Ltd. - H Shares (China)	118,000	36,119
Posco International Corp. (South Korea)	1,405	27,961
PSG Group, Ltd. (South Africa)	6,029	29,615
Reunert, Ltd. (South Africa)	8,985	28,344
Seohee Construction Co., Ltd. (South Korea)	19,685	30,745
Sime Darby Bhd (Malaysia)	87,800	47,641
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	25,339
Turkiye Sise ve Cam Fabrikalari A.S. (Turkey)	36,704	33,817
Zhuzhou Kibing Group Co., Ltd. - Class A (China)	30,500	80,950
		1,287,839
Commercial & Professional Services - 0.2%
China Everbright International, Ltd. (China)	80,000	60,116
KRUK S.A. (Poland)	388	31,682

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 5.0% (Continued)
Commercial & Professional Services - 0.2% (Continued)
Tianjin Capital Environmental Protection Group Co., Ltd. (China)	72,000	$35,978
		127,776
Transportation - 2.6%
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	35,409
Autohellas S.A. (Greece)	3,667	32,800
China Merchants Port Holdings Co., Ltd. (China)	54,000	92,340
Cia Sud Americana de Vapores S.A. (Chile)	627,603	44,087
COSCO SHIPPING Holdings Co., Ltd. (China) (b)	70,200	106,523
COSCO SHIPPING Ports, Ltd. (China)	68,000	58,729
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	58,000	257,802
Gateway Distripark, Ltd. (India)	11,466	36,492
HMM Co., Ltd. (South Korea) (b)	4,603	129,795
Hyundai Glovis Co., Ltd. (South Korea)	201	27,830
Localiza Rent a Car S.A. (Brazil)	5,400	54,295
Qingdao Port International Co., Ltd., 144A (China) (c)	94,000	48,986
Qinhuangdao Port Co., Ltd. (China)	108,000	18,452
Regional Container Lines PCL (Thailand)	30,100	41,457
Shanghai International Port Group Co., Ltd. (China)	167,600	157,916
Shenzhen Expressway Co., Ltd. - H Shares (China)	28,000	27,724
Shipping Corp. of India, Ltd. (India)	18,280	29,814
Sinotrans, Ltd. - H Shares (China)	66,000	25,740
Tianjin Port Development Holdings, Ltd. (China)	320,000	26,610
Transport Corp. of India, Ltd. (India)	5,602	31,660
VRL Logistics, Ltd. (India)	6,645	34,049
Wisdom Marine Lines Co., Ltd. (Taiwan)	401	1,160
Xiamen International Port Co., Ltd. - H Class (China)	182,000	20,124
Yang Ming Marine Transport Corp. (Taiwan) (b)	47,000	198,076
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	26,390
		1,564,260
Information Technology - 23.9%
Semiconductors & Semiconductor Equipment - 9.6%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	27,000	211,950
Chipbond Technology Corp. (Taiwan)	18,000	43,234
ChipMOS Technologies, Inc. (Taiwan)	30,000	50,791

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 23.9% (Continued)
Semiconductors & Semiconductor Equipment - 9.6% (Continued)
DAQO New Energy Corp. ADR (China) (b)	2,100	$119,700
FocalTech Systems Co., Ltd. (Taiwan)	4,000	21,921
Global Mixed-Mode Technology, Inc. (Taiwan)	3,000	24,688
Greatek Electronics, Inc. (Taiwan)	12,000	34,832
Hanyang ENG Co., Ltd. (South Korea)	1,582	20,153
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	27,645
LX Semicon Co., Ltd. (South Korea)	2,376	200,006
Macronix International Co., Ltd. (Taiwan)	20,000	26,106
Nanya Technology Corp. (Taiwan)	41,000	95,789
Novatek Microelectronics Corp. (Taiwan)	12,000	174,437
Phison Electronics Corp. (Taiwan)	2,000	26,766
Powertech Technology, Inc. (Taiwan)	41,000	152,623
Radiant Opto-Electronics Corp. (Taiwan)	10,000	33,412
Sino-American Silicon Products, Inc. (Taiwan)	11,000	70,748
Sitronix Technology Corp. (Taiwan)	3,000	26,013
SK Hynix, Inc. (South Korea)	6,152	526,495
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	29,200	3,260,180
United Microelectronics Corp. (Taiwan)	166,000	376,476
Windbond Electronics Corp. (Taiwan)	53,000	49,723
WT Microelectronics Co., Ltd. (Taiwan)	14,000	30,311
Yageo Corp. (Taiwan) (b)	8,000	125,455
		5,729,454
Software & Services - 5.5%
Alibaba Group Holding, Ltd. ADR (Hong Kong) (b)	11,000	1,628,550
Baidu, Inc. ADR (China) (b)	4,300	661,125
eClerx Services, Ltd. (India)	7,093	206,490
Gamania Digital Entertainment Co., Ltd. (Taiwan)	16,000	32,734
Hinduja Global Solutions, Ltd. (India)	7,565	291,499
NetEase, Inc. ADR (China)	300	25,620
NIIT, Ltd. (India)	25,858	129,044
Oracle Financial Services Software, Ltd. (India)	3,896	238,436
Tech Mahindra, Ltd. (India)	4,571	84,588
		3,298,086
Technology Hardware & Equipment - 8.8%
Acer, Inc. (Taiwan)	49,000	43,200

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 23.9% (Continued)
Technology Hardware & Equipment - 8.8% (Continued)
ASROCK, Inc. (Taiwan)	5,000	$28,666
Asustek Computer, Inc. (Taiwan)	14,000	162,683
AU Optronics Corp. (Taiwan)	216,000	135,487
BOE Technology Group Co., Ltd. - Class A (China)	326,400	253,998
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	35,000	47,550
China Railway Signal & Communication Corp., Ltd. - H Shares, 144A (China) (c)	272,000	98,253
Coretronic Corp. (Taiwan)	7,000	13,696
Cowell Fashion Co., Ltd. (South Korea)	4,659	31,211
Everlight Electronics Co., Ltd. (Taiwan)	38,000	64,484
Getac Technology Corp. (Taiwan)	16,000	29,492
Gigabyte Technology Co., Ltd. (Taiwan)	10,000	30,919
Hon Hai Precision Industry Co., Ltd. (Taiwan)	40,000	149,382
Innolux Corp. (Taiwan)	227,000	136,706
Intops Co., Ltd. (South Korea)	6,764	144,506
Kingboard Holdings, Ltd. (China)	28,500	128,977
Kingboard Laminates Holdings, Ltd. (China)	67,000	109,515
Legend Holdings Corp. - H Shares, 144A (China) (c)	32,000	61,774
Lenovo Group, Ltd. (China)	382,000	498,591
LG Display Co., Ltd. (South Korea) (b)	5,650	89,129
LG Innotek Co., Ltd. (South Korea)	1,207	209,292
Lite-On Technology Corp. (Taiwan)	42,000	93,656
Micro-Star International Co., Ltd. (Taiwan)	26,000	119,979
PAX Global Technology, Ltd. (China)	268,000	336,364
Pegatron Corp. (Taiwan)	39,000	93,450
Primax Electronics, Ltd. (Taiwan)	18,000	32,868
QISDA Corp. (Taiwan)	32,000	32,613
Redington India, Ltd. (India)	98,107	183,543
Samsung Electronics Co., Ltd. (South Korea)	28,005	1,735,646
Simplo Technology Co., Ltd. (Taiwan)	4,000	41,157
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	53,362
TXC Corp. (Taiwan)	10,000	37,311
Wah Lee Industrial Corp. (Taiwan)	10,000	29,031
Wasion Holdings, Ltd. (China)	98,000	33,069
		5,289,560

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 8.4%
Materials - 8.4%
African Rainbow Minerals, Ltd. (South Africa)	3,735	$47,667
Anglo American Platinum, Ltd. (South Africa)	821	71,107
Asia Polymer Corp. (Taiwan)	27,540	44,832
Baoshan Iron & Steel Co., Ltd. - Class A (China)	94,000	125,856
Braskem S.A. ADR (Brazil) (b)	2,400	52,392
CAP S.A. (Chile)	1,925	20,442
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	42,938
China Hongqiao Group, Ltd. (China)	38,000	48,225
China Lumena New Materials Corp. (China) (b) (d)	1,700	0
China Metal Recycling Holdings, Ltd. (China) (b) (d)	6,000	0
China National Building Material Co., Ltd. - H Shares (China)	50,000	67,258
China Sanjiang Fine Chemicals Co., Ltd. (China)	64,000	22,139
China Steel Corp. (Taiwan)	130,000	168,311
Cia Siderurgica Nacional S.A. (Brazil)	15,200	80,154
Empresa Siderurgica del Peru S.A.A. (Peru) (b)	38,200	10,995
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	24,519	45,171
Grand Pacific Petrochemical Corp. (Taiwan)	32,000	32,844
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	36,100	144,059
Grupo Simec S.A.B. de C.V. - Series B (Mexico) (b)	1,285	10,020
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	45,962
Hanil Holdings Co., Ltd. (South Korea)	2,025	23,910
Hindalco Industries, Ltd. (India)	16,142	105,610
Hindustan Zinc, Ltd. (India)	18,637	77,768
Hsing TA Cement Co. (Taiwan)	31,000	24,720
Huafon Chemical Co., Ltd. (China)	20,286	38,064
Hunan Valin Steel Co., Ltd. - Class A (China)	42,600	43,481
Hyundai Steel Co., Ltd. (South Korea)	1,552	60,926
Impala Platinum Holdings, Ltd. (South Africa)	11,039	124,393
Industrias Penoles S.A.B. de C.V. (Mexico) (b)	5,200	61,396
Jindal Steel & Power, Ltd. (India) (b)	6,578	34,161
JSW Steel, Ltd. (India)	15,131	135,122
KGHM Polska Miedz S.A. (Poland)	1,821	71,722
Korea Petrochemcial Industry Co., Ltd. (South Korea)	286	51,183
Kumba Iron Ore, Ltd. (South Africa)	3,291	108,112
Kumho Petrochemical Co., Ltd. (South Korea)	394	61,871

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 8.4% (Continued)
Materials - 8.4% (Continued)
Lee & Man Paper Manufacturing, Ltd. (China)	22,000	$16,080
LOTTE Chemical Corp. (South Korea)	254	51,109
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	32,205
Luxi Chemical Group Co., Ltd. (China)	12,600	36,556
Magnitogorsk Iron & Steel Works PJSC (Russia)	70,040	65,776
Nantex Industry Co., Ltd. (Taiwan)	7,000	22,787
National Industrialization Co. (Saudi Arabia) (b)	9,811	60,927
Nine Dragons Paper Holdings, Ltd. (China)	30,000	36,618
NMDC, Ltd. (India)	48,687	93,114
Novolipetsk Steel PJSC (Russia) (a)	2,870	85,550
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	19,300	49,535
Petronas Chemicals Group Bhd (Malaysia)	21,300	44,295
Polyplex Thailand PCL (Thailand)	37,400	31,285
POSCO ADR (South Korea)	3,400	234,498
PTT Global Chemical PCL (Thailand)	46,300	86,310
Royal Bafokeng Platinum, Ltd. (South Africa)	3,819	18,823
Sahara International Petrochemical Co. SJSC (Saudi Arabia)	24,124	280,292
Sasol, Ltd. (South Africa) (b)	6,731	127,565
Saudi Industrial Investment Group (Saudi Arabia)	26,293	284,529
Severstal PJSC (Russia)	11,277	234,554
Shandong Hualu Hengsheng Chemical Co., Ltd. (China)	5,100	25,877
Shandong Sun Paper Industry JSC, Ltd. - Class A (China)	11,900	21,935
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	35,781
Siam Cement PCL (The) (Thailand)	2,000	23,810
Sociedad Minera Cerro Verde S.A.A. (Peru)	2,012	34,606
Steel Authority of India, Ltd. (India)	17,595	26,719
Taiwan Cement Corp. (Taiwan)	98	179
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	10,000	25,328
Tata Steel, Ltd. (India)	5,522	94,985
Tongkun Group Co., Ltd. - Class A (China)	8,200	27,685
UPL, Ltd. (India)	3,878	36,845
USI Corp. (Taiwan)	24,000	31,989
Vale S.A. ADR (Brazil)	32,374	451,617
Vedanta, Ltd. (India)	28,782	110,675
West China Cement, Ltd. (China)	166,000	30,857

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 8.4% (Continued)
Materials - 8.4% (Continued)
Zijin Mining Group Co., Ltd. (China)	64,000	$77,725
		5,051,832
Real Estate - 1.9%
Real Estate - 1.9%
Agile Group Holdings, Ltd. (China)	68,000	63,417
AP Thailand PCL (Thailand)	91,500	22,106
Central China Real Estate, Ltd. (China)	98,000	18,942
China Overseas Grand Oceans Group, Ltd. (China)	44,000	26,825
China Resources Land, Ltd. (China)	36,000	151,510
Dipula Income Fund, Ltd. (South Africa)	53,971	31,894
Dongwon Development Co., Ltd. (South Korea)	3,882	18,511
Emaar Properties PJSC (United Arab Emirates)	81,764	90,372
Greenland Hong Kong Holdings, Ltd. (China)	80,000	19,999
Hopefluent Group Holdings, Ltd. (China)	60,000	22,352
Hopson Development Holdings, Ltd. (China) (b)	23,500	83,672
Jaya Real Property Tbk P.T. (Indonesia)	310,698	10,069
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A (China)	85,200	58,461
KWG Group Holdings, Ltd. (China) (b)	53,000	51,810
Logan Group Co., Ltd. (China)	51,000	53,221
Matrix Concepts Holdings Bhd (Malaysia)	99,375	48,696
Noble Development PCL (Thailand)	59,100	11,246
Powerlong Real Estate Holdings, Ltd. (China)	93,000	70,100
SA Corporate Real Estate, Ltd. (South Africa)	197,681	29,664
SC Asset Corp. PCL (Thailand)	246,700	23,614
Seazen Group, Ltd. (China) (b)	78,000	62,261
Seazen Holdings Co., Ltd. - Class A (China)	11,200	64,729
Shanghai Industrial Urban Development Group, Ltd. (China)	1,600	139
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B (China)	33,400	30,260
Shenzhen Investment, Ltd. (China)	76,000	19,051
Sunac China Holdings, Ltd. (China)	31,000	66,075
Sunac Services Holdings, Ltd., 144A (China) (c)	482	992
Supalai PCL (Thailand)	23,200	13,728
		1,163,716

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Utilities - 2.2%
Utilities - 2.2%
AES Andes S.A. (Chile)	87,831	$10,304
Beijing Enterprises Holdings, Ltd. (China)	23,500	93,799
CESC, Ltd. (India)	31,840	39,126
China Datang Corp. Renewable Power Co., Ltd. - H Shares (China)	108,000	48,119
China Everbright Water, Ltd. (China)	143,700	31,747
China Tian Lun Gas Holdings, Ltd. (China)	28,000	24,839
China Water Affairs Group, Ltd. (China)	38,000	42,458
Datang International Power Generation Co., Ltd. - H Shares (China)	180,000	34,689
Enel Chile S.A. ADR (Chile)	7	17
Energisa S.A. (Brazil)	12,800	16,493
First Philippine Holdings Corp. (Philippines)	13,929	20,317
Korea Gas Corp. (South Korea) (b)	3,139	127,958
Kunlun Energy Co., Ltd. (China)	122,000	127,029
NTPC, Ltd. (India)	109,398	208,262
Power Grid Corp. of India, Ltd. (India)	61,742	157,355
PTC India, Ltd. (India)	21,785	33,805
Saudi Electricity Co. (Saudi Arabia)	26,629	190,305
Seoul City Gas Co., Ltd. (South Korea)	334	49,493
Towngas China Co., Ltd. (China) (b)	43,000	26,804
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	24,989
		1,307,908

Total Common Stocks (Cost $52,545,844)		$58,480,037

PREFERRED STOCKS - 1.7%	Shares	Value
Energy - 1.0%
Energy - 1.0%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	$270,000
Surgutneftegas PJSC (Russia)	541,500	299,739
		569,739

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.7% (Continued)	Shares	Value
Financials - 0.0% (e)
Banks - 0.0% (e)
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil) (a)	11,800	$25,254

Information Technology - 0.5%
Technology Hardware & Equipment - 0.5%
Samsung Electronics Co., Ltd. (South Korea)	4,636	270,378

Materials - 0.2%
Materials - 0.2%
Bradespar S.A. (Brazil)	4,631	44,428
Gerdau S.A. (Brazil)	16,900	84,063
		128,491
Utilities - 0.0% (e)
Utilities - 0.0% (e)
Cia Paranaense de Energia - Series B (Brazil)	20,000	26,725

Total Preferred Stocks (Cost $799,392)		$1,020,587

RIGHTS - 0.2%	Shares	Value
Financials - 0.2%
Banks - 0.0% (e)
Itau CorpBanca S.A. (Chile) (b)	11,584,305	$2,427

Diversified Financials - 0.2%
Fubon Financial Holdings Co., Ltd. (Taiwan) (b)	5,570	99,146

Total Rights (Cost $49,313)		$101,573

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANTS - 0.0% (e)	Shares	Value
Real Estate - 0.0% (e)
Real Estate - 0.0% (e)
Noble Development PCL (Thailand) (b) (Cost $0)	14,775	$501

Investments at Value - 99.6% (Cost $53,394,549)		$59,602,698

Other Assets in Excess of Liabilities - 0.4%		232,390

Net Assets - 100.0%		$59,835,088

(a)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $310,690, which represents 0.5% of net assets as of September 30, 2021.

(b)	Non-income producing security.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $1,331,677, which represents 2.2% of net assets as of September 30, 2021.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.7% of net assets. The total value of these securities is $418,590.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2021 (Unaudited)

Country	Value	% of Net Assets
China	$18,956,544	31.7%
Taiwan	8,849,994	14.8%
South Korea	7,479,599	12.5%
India	7,270,924	12.2%
Brazil	2,578,929	4.3%
Russia	2,146,320	3.6%
Saudi Arabia	1,887,487	3.1%
South Africa	1,757,193	2.9%
Hong Kong	1,628,550	2.7%
Thailand	1,108,976	1.9%
Mexico	1,089,921	1.8%
Indonesia	1,007,205	1.7%
Malaysia	910,559	1.5%
Poland	434,564	0.7%
United Arab Emirates	424,235	0.7%
Philippines	415,207	0.7%
Qatar	390,327	0.6%
Turkey	287,469	0.5%
Chile	221,946	0.4%
Egypt	191,616	0.3%
Kuwait	187,805	0.3%
Colombia	181,231	0.3%
Greece	91,777	0.2%
Peru	73,179	0.1%
Czech Republic	31,141	0.1%
Total Investments	$59,602,698	99.6%
Other Assets in Excess of Liabilities	232,390	0.4%
Net Assets	$59,835,088	100.0%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS

September 30, 2021 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 4.2%
Media - 0.5%
Digital Holdings, Inc. (Japan) (a)	51,800	$857,173

Media & Entertainment - 2.7%
GungHo Online Entertainment, Inc. (Japan)	26,400	484,071
ITV PLC (United Kingdom) (a)	850,803	1,216,910
Mediaset Espana Comunicacion S.A. (Spain) (a)	199,951	1,136,622
Nine Entertainment Co. Holdings, Ltd. (Australia)	149,652	279,583
Nippon Television Holdings, Inc. (Japan)	23,100	260,853
ProSiebenSat.1 Media S.E. (Germany)	4,975	90,884
Television Francaise 1 (France)	139,215	1,364,572
		4,833,495
Telecommunication Services - 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel) (a)	284,371	334,645
Millicom International Cellular S.A. (Sweden) (a)	30,611	1,108,877
SpeedCast International, Ltd. (Australia) (a) (b)	55,059	0
Telekom Austria A.G. (Austria) (a)	43,321	374,322
		1,817,844
Consumer Discretionary - 14.0%
Automobiles & Components - 3.8%
AKWEL (France)	9,755	242,915
CIE Automotive S.A. (Spain)	17,344	437,517
Eagle Industry Co., Ltd. (Japan)	38,800	428,879
Gestamp Automocion S.A. (Spain) (a)	207,932	806,535
G-Tekt Corp. (Japan)	22,236	289,436
KYB Corp. (Japan)	9,700	262,349
NHK Spring Co., Ltd. (Japan)	49,800	354,418
Pacific Industrial Co., Ltd. (Japan)	27,370	288,804
SAF-Holland S.E. (Germany) (a)	76,676	1,032,826
Sumitomo Rubber Industries, Ltd. (Japan)	43,300	549,380
Toyo Tire Corp. (Japan)	24,900	443,801
Toyota Boshoku Corp. (Japan)	58,900	1,041,952
Yokohama Rubber Co., Ltd. (Japan)	30,100	540,201
		6,719,013

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 14.0% (Continued)
Consumer Durables & Apparel - 4.4%
Bellway PLC (United Kingdom)	30,194	$1,331,883
Cleanup Corp. (Japan)	15,900	82,653
Crest Nicholson Holdings PLC (United Kingdom)	16,063	82,902
Nexity S.A. (France)	21,484	1,021,486
Redrow PLC (United Kingdom)	189,603	1,702,859
Sumitomo Forestry Co., Ltd. (Japan)	21,700	412,162
Tamron Co., Ltd. (Japan)	25,189	597,323
Texhong Textile Group, Ltd. (Hong Kong)	638,000	918,800
Vistry Group PLC (United Kingdom)	101,471	1,670,901
		7,820,969
Consumer Services - 1.3%
Betsson A.B. (Sweden) (a)	132,127	1,098,983
Kindred Group PLC (Sweden)	77,990	1,169,792
		2,268,775
Media - 0.4%
Reach PLC (United Kingdom)	160,337	755,124

Retailing - 4.1%
Accent Group, Ltd. (Australia)	58,617	94,885
Best World International, Ltd. (Singapore) (a) (b)	88,900	44,518
Bilia A.B. - Class A (Sweden)	35,918	648,342
Delek Automotive Systems, Ltd. (Israel)	45,706	578,929
FNAC Darty S.A. (France)	5,523	361,528
Halfords Group PLC (United Kingdom)	216,297	886,057
Harvey Norman Holdings, Ltd. (Australia)	266,051	953,655
Hornbach Baumarkt A.G. (Germany)	10,331	466,654
K’s Holdings Corp. (Japan)	8,200	84,725
Marks & Spencer Group PLC (United Kingdom) (a)	135,536	332,721
Shimamura Co., Ltd. (Japan)	5,500	514,093
Super Retail Group, Ltd. (Australia)	113,089	983,652
VT Holdings Co., Ltd. (Japan)	176,900	868,003
XEBIO Holdings Co., Ltd. (Japan)	41,800	424,173
		7,241,935

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Staples - 5.7%
Food & Staples Retailing - 2.6%
Arcs Co., Ltd. (Japan)	37,059	$752,705
GrainCorp., Ltd. (Australia)	302,505	1,364,425
Heiwado Co., Ltd. (Japan)	26,277	510,428
Nihon Chouzai Co., Ltd. (Japan)	9,800	149,929
S Foods, Inc. (Japan)	26,500	728,498
Sonae SGPS S.A. (Portugal)	259,867	273,893
Valor Holdings Co., Ltd. (Japan)	39,000	842,542
		4,622,420
Food, Beverage & Tobacco - 3.1%
Bakkavor Group PLC, 144A (United Kingdom) (c)	84,642	152,837
Bell Food Group A.G. (Switzerland)	703	218,784
ForFarmers N.V. (Netherlands)	76,912	385,273
Golden Agri-Resources, Ltd. (Singapore)	1,633,300	281,392
Itoham Yonekyu Holdings, Inc. (Japan)	118,600	774,821
Japfa, Ltd. (Singapore)	638,563	319,858
Premier Foods PLC (United Kingdom)	55,087	86,554
Prima Meat Packers, Ltd. (Japan)	32,200	815,716
Scandinavian Tobacco Group A/S, 144A (Denmark) (c)	89,286	1,762,131
Starzen Co., Ltd. (Japan)	4,905	95,567
Tate & Lyle PLC (United Kingdom)	42,066	392,147
Vilmorin & Cie S.A. (France)	2,955	175,112
		5,460,192
Energy - 1.9%
Energy - 1.9%
Cosmo Energy Holdings Co., Ltd. (Japan)	39,200	887,477
Delek Group, Ltd. (Israel) (a)	9,165	648,258
DNO A.S.A. (Norway) (a)	108,072	122,691
FLEX LNG, Ltd. (Norway)	37,498	666,923
New Hope Corp., Ltd. (Australia)	490,113	845,067
Serica Energy PLC (United Kingdom)	42,703	133,213
Technip Energies N.V. (France) (a)	7,313	115,192
		3,418,821
Financials - 11.0%
Banks - 6.0%
Banco BPM S.p.A. (Italy)	96,865	303,030

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 11.0% (Continued)
Banks - 6.0% (Continued)
Bank of Georgia Group PLC (United Kingdom) (a)	31,809	$666,099
Bank of Ireland Group PLC (Ireland) (a)	273,741	1,623,307
Bank of Queensland, Ltd. (Australia)	198,595	1,323,954
Bank of Saga, Ltd. (The) (Japan)	12,100	158,962
Deutsche Pfandbriefbank A.G., 144A (Germany) (c)	9,314	104,838
First International Bank of Israel, Ltd. (The) (Israel)	2,585	94,474
Genworth Mortgage Insurance Australia, Ltd. (Australia)	666,170	1,053,785
Mebuki Financial Group, Inc. (Japan)	262,400	574,896
Musashino Bank Ltd. (The) (Japan)	27,061	443,860
Nishi-Nippon Financial Holdings, Inc. (Japan)	81,300	520,231
OSB Group PLC (United Kingdom)	88,947	599,892
Spar Nord Bank A/S (Denmark)	52,037	605,471
Sydbank A/S (Denmark)	7,364	220,105
TBC Bank Group PLC (United Kingdom)	32,713	639,184
Tokyo Kiraboshi Financial Group, Inc. (Japan)	24,000	328,999
Unicaja Banco S.A. (Spain) (d)	94,422	98,196
Virgin Money UK PLC (United Kingdom) (a)	454,006	1,242,908
		10,602,191
Diversified Financials - 3.3%
Anima Holding S.p.A., 144A (Italy) (c)	201,522	960,136
Banca IFIS S.p.A. (Italy)	10,619	205,886
BOCOM International Holdings Co., Ltd. (Hong Kong) (d)	484,000	111,993
Credit Saison Co., Ltd. (Japan)	46,400	608,442
Fuyo General Lease Co., Ltd. (Japan)	8,511	585,454
Haitong International Securities Group, Ltd. (Hong Kong)	529,000	139,404
Investec PLC (United Kingdom)	308,831	1,318,028
IOOF Holdings, Ltd. (Australia)	28,740	87,694
Man Group PLC (United Kingdom)	31,420	86,499
Resurs Holding A.B., 144A (Sweden) (c)	184,792	856,038
Sun Hung Kai & Co., Ltd. (Hong Kong)	751,424	387,067
Tokai Tokyo Financial Holdings, Inc. (Japan)	145,900	526,805
		5,873,446
Insurance - 1.7%
ASR Nederland N.V. (Netherlands)	32,818	1,501,093
Coface S.A. (France)	28,800	360,692

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 11.0% (Continued)
Insurance - 1.7% (Continued)
Helvetia Holding A.G. (Switzerland)	4,537	$492,245
Mapfre S.A. (Spain)	42,923	93,537
Protector Forsikring A.S.A. (Norway)	42,082	423,637
Wuestenrot & Wuerttembergische A.G. (Germany)	8,384	177,701
		3,048,905
Health Care - 7.4%
Health Care Equipment & Services - 5.5%
Ansell, Ltd. (Australia)	5,473	132,924
Arjo A.B. - B Shares (Sweden)	18,236	224,629
BML, Inc. (Japan)	23,500	891,478
Coltene Holding A.G. (Switzerland) (a)	1,204	153,499
CVS Group PLC (United Kingdom) (a)	20,576	668,326
Draegerwerk A.G. & Co. KGaA (Germany)	8,585	667,368
Eiken Chemical Co., Ltd. (Japan)	16,200	304,065
Galenica A.G., 144A (Switzerland) (c)	11,763	829,939
Getinge A.B. - B Shares (Sweden)	38,700	1,543,225
H.U. Group Holdings, Inc. (Japan)	9,900	268,921
Healius, Ltd. (Australia)	372,735	1,271,775
Humana A.B. (Sweden) (a)	52,974	443,664
InMode, Ltd. (Israel) (a)	10,900	1,738,005
Ion Beam Applications S.A. (Belgium)	5,453	119,999
Metall Zug A.G. (Switzerland)	107	226,785
Riverstone Holdings, Ltd. (Singapore)	578,500	376,773
		9,861,375
Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
Alliance Pharma PLC (United Kingdom)	438,341	616,666
Bachem Holding A.G. (Switzerland)	136	103,945
Dermapharm Holding S.E. (Germany)	1,098	105,654
Gerresheimer A.G. (Germany)	4,443	434,681
Indivior PLC (United Kingdom) (a)	119,126	346,414
Siegfried Holding A.G. (Switzerland) (a)	569	507,020
Tecan Group A.G. (Switzerland)	415	235,080

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 7.4% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 1.9% (Continued)
Towa Pharmaceutical Co., Ltd. (Japan)	33,973	$963,244
		3,312,704
Industrials - 23.9%
Capital Goods - 15.6%
AerCap Holdings N.V. (Netherlands) (a)	8,500	491,385
Andritz A.G. (Austria)	4,872	266,982
Caesarstone, Ltd. (Israel)	71,600	889,272
Danieli & C. Officine Meccaniche S.p.A. (Italy)	63,071	1,205,318
Emeco Holdings, Ltd. (Australia)	930,088	698,748
GECOSS Corp. (Japan)	15,200	119,821
Grafton Group PLC (United Kingdom)	8,389	142,584
Hanwa Co., Ltd. (Japan)	15,300	472,883
Hazama Ando Corp. (Japan)	55,400	397,232
IHI Corp. (Japan)	24,200	611,774
Inabata & Co., Ltd. (Japan)	68,200	1,055,426
Inwido A.B. (Sweden)	87,708	1,467,061
Kamei Corp. (Japan)	16,200	181,685
Kandenko Co., Ltd. (Japan)	52,600	434,879
Keller Group PLC (United Kingdom)	54,533	699,574
Kloeckner & Co. S.E. (Germany) (a)	84,008	1,045,408
Kongsberg Gruppen A.S.A. (Norway)	14,400	401,616
Kumagai Gumi Co., Ltd. (Japan)	55,000	1,423,245
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	34,400	502,505
Leonardo S.p.A. (Italy) (a)	54,285	443,898
Maeda Corp. (Japan)	76,600	607,546
Morgan Sindall Group PLC (United Kingdom)	37,001	1,189,158
Nilfisk Holding A/S (Denmark) (a)	7,942	254,834
Nippon Steel Trading Corp. (Japan)	9,900	447,509
Nisshinbo Holdings, Inc. (Japan) (a)	78,100	588,626
Noritz Corp. (Japan)	31,629	516,102
NRW Holdings, Ltd. (Australia)	256,478	284,287
OC Oerlikon Corp. A.G. (Switzerland)	23,536	256,494
Rexel S.A. (France) (a)	21,150	407,472
Rheinmetall A.G. (Germany)	7,955	776,938
Rieter Holding, Ltd. (Switzerland) (a)	4,113	899,017

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 23.9% (Continued)
Capital Goods - 15.6% (Continued)
Semperit A.G. Holding (Austria)	21,439	$762,309
Seven Group Holdings, Ltd. (Australia)	6,307	92,367
Sinfonia Technology Co., Ltd. (Japan) (a)	36,649	398,065
Sodick Co., Ltd. (Japan)	64,400	524,194
Sumitomo Heavy Industries, Ltd. (Japan)	25,200	656,767
TOA Corp. (Japan)	44,100	969,095
Toenec Corp. (Japan)	590	19,251
Toyo Construction Co., Ltd. (Japan)	67,600	353,804
Travis Perkins PLC (United Kingdom)	7,529	154,815
Trelleborg A.B. (Sweden)	18,603	395,013
Tsubakimoto Chain Co. (Japan)	17,687	546,464
Uponor OYJ (Finland)	29,164	722,694
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	1,117,200	1,124,721
Yurtec Corp. (Japan)	50,407	328,399
Zehnder Group A.G. (Switzerland)	12,814	1,355,963
Zumtobel Group A.G. (Austria)	9,342	97,597
		27,680,797
Commercial & Professional Services - 3.1%
Bilfinger S.E. (Germany)	28,247	981,160
Derichebourg S.A. (France) (a)	106,830	1,232,837
Fila S.p.A. (Italy)	29,910	333,562
Intrum A.B. (Sweden)	41,534	1,128,130
McMillan Shakespeare, Ltd. (Australia)	28,883	300,870
Mitie Group PLC (United Kingdom) (a)	655,048	626,713
Nissha Co., Ltd. (Japan)	51,900	825,095
Serco Group PLC (United Kingdom)	49,646	89,442
		5,517,809
Transportation - 5.2%
bpost S.A. (Belgium) (a)	48,264	425,544
D/S Norden A/S (Denmark)	44,432	1,132,242
Golden Ocean Group, Ltd. (Norway)	72,386	757,289
Kintetsu World Express, Inc. (Japan)	14,800	374,829
Mitsui OSK Lines, Ltd. (Japan)	17,200	1,154,258
Nobina A.B. (Sweden) (d)	47,231	423,515
Pacific Basin Shipping, Ltd. (Hong Kong)	1,796,000	831,248

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 23.9% (Continued)
Transportation - 5.2% (Continued)
PostNL N.V. (Netherlands)	216,933	$1,046,587
Redde Northgate PLC (United Kingdom)	299,444	1,622,106
Royal Mail PLC (United Kingdom)	260,030	1,470,690
		9,238,308
Information Technology - 9.3%
Semiconductors & Semiconductor Equipment - 2.3%
Elmos Semiconductor A.G. (Germany)	7,856	399,442
Ferrotec Holdings Corp. (Japan)	31,600	893,169
Micronics Japan Co., Ltd. (Japan)	61,100	783,762
Tokyo Seimitsu Co., Ltd. (Japan)	20,300	833,157
Tower Semiconductor, Ltd. (Israel) (a)	10,187	303,581
u-blox Holding A.G. (Switzerland) (a)	13,798	915,839
		4,128,950
Software & Services - 4.3%
Allgeier S.E. (Germany)	860	23,607
ATEA A.S.A. (Norway) (a)	54,764	947,243
Computacenter PLC (United Kingdom)	50,333	1,831,060
Econocom Group S.A./N.V. (Belgium)	167,699	644,404
Hansen Technologies, Ltd. (Australia)	287,436	1,137,540
Indra Sistemas S.A. (Spain) (a)	8,664	92,795
KNOW IT A.B. (Sweden)	15,579	628,322
Micro Focus International PLC (United Kingdom)	196,065	1,078,524
TietoEVRY OYJ (Finland)	40,110	1,207,853
		7,591,348
Technology Hardware & Equipment - 2.7%
ALSO Holding A.G. (Switzerland) (a)	1,759	507,424
Hakuto Co., Ltd. (Japan)	12,700	206,374
Ituran Location and Control, Ltd. (Israel)	25,623	650,568
Jenoptik A.G. (Germany)	2,628	88,553
Koa Corp. (Japan)	54,100	825,198
Logitech International S.A. (Switzerland)	2,304	205,007
MCJ Co., Ltd. (Japan)	34,641	373,276
Nippon Electric Glass Co., Ltd. (Japan)	42,500	1,005,292
Quadient S.A. (France)	13,570	325,982
Spectris PLC (United Kingdom)	2,770	143,775

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 9.3% (Continued)
Technology Hardware & Equipment - 2.7% (Continued)
V Technology Co., Ltd. (Japan)	11,500	$458,175
VTech Holdings, Ltd. (Hong Kong)	10,500	76,353
		4,865,977
Materials - 8.5%
Materials - 8.5%
Air Water, Inc. (Japan)	5,400	86,319
Aperam S.A. (France)	13,800	764,953
Bekaert S.A. (Belgium)	16,316	678,695
Champion Iron, Ltd. (Australia) (a)	92,460	316,001
Daicel Corp. (Japan)	130,800	1,018,443
Daiken Corp. (Japan)	28,800	603,371
Elkem A.S.A., 144A (Norway) (a) (c)	234,608	1,011,826
Ferrexpo PLC (United Kingdom)	301,788	1,330,616
Fletcher Building, Ltd. (New Zealand)	218,817	1,084,375
Godo Steel, Ltd. (Japan)	20,150	269,514
Hokuetsu Corp. (Japan)	169,718	1,039,372
Incitec Pivot, Ltd. (Australia)	44,350	92,215
K+S A.G. (Germany) (a)	16,807	269,551
Kobe Steel, Ltd. (Japan)	45,600	276,260
Mineral Resources, Ltd. (Australia)	24,592	780,128
Mitsui Mining & Smelting Co., Ltd. (Japan)	16,900	469,133
Mount Gibson Iron, Ltd. (Australia)	895,470	309,344
Perseus Mining, Ltd. (Australia) (a)	242,135	243,481
Salzgitter A.G. (Germany) (a)	15,204	509,264
Sandfire Resources, Ltd. (Australia)	295,386	1,151,909
Semapa-Sociedade de Investimento e Gestao (Portugal)	6,031	81,727
Showa Denko K.K. (Japan)	3,900	94,900
SSAB A.B. - B Shares (Sweden) (a)	152,164	648,744
Synthomer PLC (United Kingdom)	108,615	728,296
Taiheiyo Cement Corp. (Japan)	7,700	159,088
Tokyo Steel Manufacturing Co., Ltd. (Japan)	20,400	209,463
Ube Industries, Ltd. (Japan)	18,830	368,169
Vetropack Holding A.G. (Switzerland)	4,832	300,240
Yodogawa Steel Works, Ltd. (Japan)	7,303	159,216
		15,054,613

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 10.6%
Real Estate - 10.6%
Aedas Homes S.A., 144A (Spain) (c)	2,881	$83,420
Blue Square Real Estate, Ltd. (Israel)	2,752	205,199
Charter Hall Retail REIT (Australia)	354,176	1,003,774
Cibus Nordic Real Estate A.B. (Sweden)	6,787	160,515
Citycon Oyj (Finland) (a)	11,681	93,597
Cromwell Property Group (Australia)	1,494,326	854,191
Deutsche EuroShop A.G. (Germany)	40,708	828,151
Dios Fastigheter A.B. (Sweden)	99,542	971,253
Eagle Hospitality Trust (Singapore) (a) (b)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	57,668	1,231,907
First Real Estate Investment Trust (Singapore)	591,438	111,065
Frontier Real Estate Investment Corp. (Japan)	268	1,174,571
Goldcrest Co., Ltd. (Japan)	37,030	561,428
Hammerson PLC (United Kingdom)	533,894	230,392
Intershop Holding A.G. (Switzerland)	336	209,498
Isras Investment Co., Ltd. (Israel)	506	114,136
Kenedix Retail REIT Corp. (Japan)	438	1,135,834
Keppel Pacific Oak US REIT (Singapore) (a)	658,100	516,609
Kerry Properties, Ltd. (Hong Kong)	102,500	269,619
Lar Espana Real Estate Socimi S.A. (Spain)	24,673	153,456
LXI REIT PLC (United Kingdom)	169,077	313,206
Mercialys S.A. (France) (a)	29,379	312,070
MIRAI Corp. (Japan)	3,028	1,461,047
NewRiver REIT PLC (United Kingdom) (d)	211,652	237,577
Norstar Holdings, Inc. (Israel)	15,515	109,805
Peach Property Group A.G. (Switzerland)	9,095	597,334
Prashkovsky Investments and Construction, Ltd. (Israel)	2,934	86,298
Regional REIT, Ltd. (United Kingdom)	420,760	500,855
Safestore Holdings PLC (United Kingdom)	31,053	438,952
Sagax A.B. (Sweden)	190,075	699,276
Sasseur Real Estate Investment Trust (Singapore)	607,800	381,615
Savills PLC (United Kingdom)	30,058	547,209
Secure Income REIT PLC (United Kingdom)	114,119	641,256
Selvaag Bolig A.S.A. (Norway)	14,005	87,316
Star Asia Investment Corp. (Japan)	2,101	1,079,730

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 10.6% (Continued)
Real Estate - 10.6% (Continued)
Starhill Global REIT (Singapore)	1,165,000	$535,059
Tosei Corp. (Japan)	26,000	279,937
Wereldhave N.V. (Netherlands)	33,735	479,232
Wihlborgs Fastigheter A.B. (Sweden)	4,147	82,447
		18,778,836
Utilities - 2.6%
Utilities - 2.6%
A2A S.p.A. (Italy)	515,671	1,056,555
BKW A.G. (Switzerland)	872	94,153
Contact Energy, Ltd. (New Zealand)	16,003	92,901
Drax Group PLC (United Kingdom)	201,025	1,305,132
EVN A.G. (Austria)	21,048	559,476
Iren S.p.A. (Italy)	196,150	581,293
Nippon Gas Co., Ltd. (Japan)	62,900	863,972
		4,553,482

Total Common Stocks (Cost $157,743,967)		$175,924,502

PREFERRED STOCKS - 0.1%	Shares	Value
Health Care - 0.1%
Health Care Equipment & Services - 0.1%
Draegerwerk A.G. & Co. KGaA (Germany) (Cost $155,285)	2,723	$223,132

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

RIGHTS - 0.0% (e)	Shares	Value
Materials - 0.0% (e)
Materials - 0.0% (e)
Sandfire Resources, Ltd.
(Australia) (a) (b) (Cost $74,720)	295,386	$0

Investments at Value - 99.2% (Cost $157,973,972)		$176,147,634

Other Assets in Excess of Liabilities - 0.8%		1,422,141

Net Assets - 100.0%		$177,569,775

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% (e) of net assets. The total value of these securities is $44,518.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $5,761,165, which represents 3.2% of net assets as of September 30, 2021.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $871,281, which represents 0.5% of net assets as of September 30, 2021.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

Country Breakdown

September 30, 2021 (Unaudited)

Country	Value	% of Net Assets
Japan	$50,715,113	28.6%
United Kingdom	30,250,056	17.0%
Australia	15,656,254	8.8%
Sweden	13,697,826	7.7%
Germany	8,225,812	4.6%
Switzerland	8,108,266	4.6%
France	6,684,811	3.8%
Israel	5,753,170	3.2%
Netherlands	5,135,477	2.9%
Italy	5,089,678	2.9%
Norway	4,418,541	2.5%
Denmark	3,974,783	2.2%
Singapore	3,691,610	2.1%
Spain	2,902,078	1.6%
Hong Kong	2,734,484	1.5%
Austria	2,060,686	1.2%
Finland	2,024,144	1.1%
Belgium	1,868,642	1.1%
Ireland	1,623,307	0.9%
New Zealand	1,177,276	0.7%
Portugal	355,620	0.2%
Total Investments	$176,147,634	99.2%
Other Assets in Excess of Liabilities	1,422,141	0.8%
Net Assets	$177,569,775	100.0%

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS

September 30, 2021 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 1.8%
Media & Entertainment - 0.9%
4Imprint Group PLC (United Kingdom)	18,062	$732,605

Telecommunication Services - 0.9%
KINX, Inc. (South Korea)	20,285	766,574

Consumer Discretionary - 22.6%
Consumer Durables & Apparel - 4.2%
Hunter Douglas N.V. (Netherlands) (a)	24,950	2,831,943
Leatt Corp. (a)	10,485	251,640
MIPS A.B. (Sweden)	4,859	487,393
		3,570,976
Consumer Services - 15.3%
Evolution Gaming Group A.B., 144A (Sweden) (b)	20,250	3,067,313
Fu Shou Yuan International Group, Ltd. (China) (c)	1,065,247	886,063
Kambi Group PLC (Sweden) (a)	31,500	750,746
NEOGAMES S.A. (Israel) (a)	85,625	3,144,150
Pollard Banknote, Ltd. (Canada)	98,200	3,654,981
Webjet, Ltd. (Australia) (a)	342,442	1,539,785
		13,043,038
Retailing - 3.1%
Betterware de Mexico S.A.B. de C.V. (Mexico)	18,785	667,994
boohoo Group PLC (United Kingdom) (a)	185,340	540,993
China Meidong Auto Holdings, Ltd. (Hong Kong)	278,500	1,401,302
		2,610,289
Consumer Staples - 3.5%
Food & Staples Retailing - 3.5%
Naked Wines PLC (United Kingdom) (a)	158,080	1,476,208
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	183,478	1,477,365
		2,953,573
Financials - 5.9%
Banks - 0.9%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	49,449	759,626

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Financials - 5.9% (Continued)
Diversified Financials - 5.0%
Azimut Holdings S.p.A. (Italy)	29,177	$799,166
Kaspi.KZ JSC (Kazakhstan) (c)	13,000	1,380,600
Korea Ratings Corp. (South Korea)	4,231	291,340
Strike Co., Ltd. (Japan)	46,340	1,748,433
		4,219,539
Health Care - 2.1%
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
SwedenCare A.B. (Sweden)	108,150	1,788,716

Industrials - 25.5%
Capital Goods - 10.2%
Brodrene A&O Johansen A/S (Denmark)	15,800	2,504,442
Diploma PLC (United Kingdom)	27,980	1,064,046
IMCD N.V. (Netherlands)	6,640	1,270,612
Instalco A.B. (Sweden)	83,500	3,835,133
		8,674,233
Commercial & Professional Services - 13.9%
BayCurrent Consulting, Inc. (Japan)	5,100	2,553,694
Boyd Group Services, Inc. (Canada)	6,415	1,189,773
Clipper Logistics PLC (United Kingdom)	232,898	2,291,006
GFL Environmental, Inc. (Canada)	72,768	2,704,961
Mo-BRUK S.A. (Poland)	13,700	1,251,396
Nihon M&A Center, Inc. (Japan)	30,160	885,637
SMS Co., Ltd. (Japan)	24,990	910,376
		11,786,843
Transportation - 1.4%
InPost S.A. (Poland) (a)	72,100	1,196,244

Information Technology - 31.4%
IT Services - 9.9%
BASE, Inc. (Japan) (a)	41,750	406,203
CANCOM S.E. (Germany)	14,530	858,149
Constellation Software, Inc. (Canada)	2,409	3,945,945
Keywords Studios PLC (Ireland) (a)	31,079	1,219,540

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 31.4% (Continued)
IT Services - 9.9% (Continued)
Sansan, Inc. (Japan) (a)	20,300	$1,957,481
		8,387,318
Semiconductors & Semiconductor Equipment - 0.9%
Lasertec Corp. (Japan)	3,300	751,277

Software - 12.7%
Epsilon Net S.A. (Greece)	33,640	603,915
GB Group PLC (United Kingdom)	88,266	1,028,838
LINK Mobility Group Holding ASA, 144A (Norway) (a) (b)	291,400	1,129,493
LiveChat Software S.A. (Poland)	31,985	855,549
Logo Yazilim Sanayi Ve Ticaret A.S. (Turkey)	274,340	1,270,942
Mercell Holding ASA (Norway) (a) (c)	1,575,600	1,306,768
Sinch A.B., 144A (Sweden) (a) (b)	51,750	1,003,753
Topicus.com, Inc. (Netherlands) (a)	34,742	3,647,252
		10,846,510
Technology Hardware & Equipment - 7.9%
Cherry A.G. (Germany) (a) (c)	51,051	1,892,091
Endor A.G. (Germany)	4,500	886,032
PAX Global Technology, Ltd. (China)	2,480,200	3,112,871

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 31.4% (Continued)
Technology Hardware & Equipment - 7.9% (Continued)
Razer, Inc., 144A (China) (a) (b)	4,163,000	$844,476
		6,735,470

Investments at Value - 92.8% (Cost $61,712,565)		$78,822,831

Other Assets in Excess of Liabilities - 7.2%		6,149,013

Net Assets - 100.0%		$84,971,844

(a)	Non-income producing security.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $6,045,035, which represents 7.1% of net assets as of September 30, 2021.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,465,522, which represents 6.4% of net assets as of September 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

Country Breakdown

September 30, 2021 (Unaudited)

Country	Value	% of Net Assets
Canada	$11,495,660	13.5%
Sweden	10,933,054	12.9%
Japan	9,213,101	10.8%
United Kingdom	7,893,322	9.3%
Netherlands	7,749,807	9.1%
China	6,320,775	7.4%
Germany	3,636,272	4.3%
Poland	3,303,189	3.9%
Israel	3,144,150	3.7%
Denmark	2,504,442	3.0%
Norway	2,436,261	2.9%
Australia	1,539,785	1.8%
Hong Kong	1,401,302	1.7%
Kazakhstan	1,380,600	1.6%
Turkey	1,270,942	1.5%
Ireland	1,219,540	1.4%
South Korea	1,057,914	1.3%
Italy	799,166	0.9%
Mexico	667,994	0.8%
Greece	603,915	0.7%
United States	251,640	0.3%
Total Investments	$78,822,831	92.8%
Other Assets in Excess of Liabilities	6,149,013	7.2%
Net Assets	$84,971,844	100.0%

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

September 30, 2021 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	September 30, 2021	Delivering	September 30, 2021	Appreciation	Depreciation
BNY Mellon	12/23/2021	AED	144,670	USD	144,760	$—	$(90)
BNY Mellon	12/23/2021	AUD	4,190,973	USD	4,271,083	—	(80,110)
BNY Mellon	12/23/2021	BRL	1,401,537	USD	1,441,731	—	(40,194)
BNY Mellon	12/23/2021	CHF	3,482,306	USD	3,521,712	—	(39,406)
BNY Mellon	12/23/2021	CLP	166,948	USD	171,863	—	(4,915)
BNY Mellon	12/23/2021	COP	45,622	USD	45,487	135	—
BNY Mellon	12/23/2021	CZK	6,871	USD	6,999	—	(128)
BNY Mellon	12/23/2021	EUR	4,301,104	USD	4,389,748	—	(88,644)
BNY Mellon	12/23/2021	HUF	14,924	USD	15,678	—	(754)
BNY Mellon	12/23/2021	IDR	332,157	USD	333,248	—	(1,091)
BNY Mellon	12/23/2021	ILS	1,383,357	USD	1,393,303	—	(9,946)
BNY Mellon	12/23/2021	INR	4,336,560	USD	4,368,602	—	(32,042)
BNY Mellon	12/23/2021	JPY	8,162,328	USD	8,228,954	—	(66,626)
BNY Mellon	12/23/2021	KRW	2,672,942	USD	2,714,542	—	(41,600)
BNY Mellon	12/23/2021	KWD	193,808	USD	194,813	—	(1,005)
BNY Mellon	12/23/2021	MXP	394,389	USD	407,414	—	(13,025)
BNY Mellon	12/23/2021	NZD	589,318	USD	605,472	—	(16,154)
BNY Mellon	12/23/2021	PHP	202,200	USD	205,969	—	(3,769)
BNY Mellon	12/23/2021	QAR	190,132	USD	190,306	—	(174)
BNY Mellon	12/23/2021	RUB	200,773	USD	198,785	1,988	—
BNY Mellon	12/23/2021	SAR	563,025	USD	563,206	—	(181)
BNY Mellon	12/23/2021	SGD	1,124,304	USD	1,134,498	—	(10,194)
BNY Mellon	12/23/2021	THB	782,362	USD	804,723	—	(22,361)
BNY Mellon	12/23/2021	TWD	4,894,626	USD	4,915,078	—	(20,452)
BNY Mellon	12/23/2021	USD	8,570,689	CAD	8,615,635	—	(44,946)
BNY Mellon	12/23/2021	USD	1,616,844	CNY	1,617,671	—	(827)
BNY Mellon	12/23/2021	USD	1,741,853	DKK	1,708,734	33,119	—
BNY Mellon	12/23/2021	USD	82,599	GBP	80,989	1,610	—
BNY Mellon	12/23/2021	USD	3,513,442	HKD	3,511,117	2,325	—
BNY Mellon	12/23/2021	USD	1,208,302	NOK	1,206,916	1,386	—
BNY Mellon	12/23/2021	USD	1,916,506	PLN	1,842,056	74,450	—
BNY Mellon	12/23/2021	USD	7,241,299	SEK	7,133,880	107,419	—
BNY Mellon	12/23/2021	USD	986,625	TRY	951,168	35,457	—
BNY Mellon	12/23/2021	ZAR	840,504	USD	885,884	—	(45,380)
Total						$257,889	$(584,014)

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 5.1%
Media & Entertainment - 5.1%
Alphabet, Inc. - Class C (a)	423	$1,127,426
Comcast Corp. - Class A	13,399	749,406
		1,876,832
Consumer Discretionary - 14.6%
Consumer Durables & Apparel - 5.1%
adidas A.G. (Germany)	2,127	668,344
Capri Holdings, Ltd. (a)	8,888	430,268
LVMH Moet Hennessy Louis Vuitton S.E. (France)	1,124	804,985
		1,903,597
Consumer Services - 2.6%
Compass Group PLC (United Kingdom) (a)	23,587	482,427
Darden Restaurants, Inc.	3,063	463,953
		946,380
Retailing - 6.9%
Amazon.com, Inc. (a)	273	896,816
Dollarama, Inc. (Canada)	10,017	434,429
Home Depot, Inc. (The)	1,888	619,755
O’Reilly Automotive, Inc. (a)	1,019	622,670
		2,573,670
Consumer Staples - 8.7%
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,142	513,158

Food, Beverage & Tobacco - 7.3%
Asahi Group Holdings, Ltd. (Japan)	11,979	578,056
Diageo PLC (United Kingdom)	13,775	666,980
Hain Celestial Group, Inc. (The) (a)	11,184	478,451
Kerry Group PLC - Class A (Ireland)	3,625	487,028
Mondelēz International, Inc. - Class A	8,315	483,767
		2,694,282
Energy - 2.0%
Energy - 2.0%
Chevron Corp.	3,447	349,698

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Energy - 2.0% (Continued)
Energy - 2.0% (Continued)
Suncor Energy, Inc. (Canada)	18,262	$378,754
		728,452
Financials - 13.3%
Banks - 4.2%
JPMorgan Chase & Co.	6,196	1,014,223
Western Alliance Bancorp	4,989	542,903
		1,557,126
Diversified Financials - 3.6%
Partners Group Holding A.G. (Switzerland)	504	786,664
S&P Global, Inc.	1,325	562,979
		1,349,643
Insurance - 5.5%
Aon PLC - Class A (Ireland)	3,260	931,610
Globe Life, Inc.	7,227	643,420
Reinsurance Group of America, Inc.	3,981	442,926
		2,017,956
Health Care - 15.0%
Health Care Equipment & Services - 4.4%
Alcon, Inc. (Switzerland)	10,144	816,287
UnitedHealth Group, Inc.	2,043	798,282
		1,614,569
Health Care Equipment & Supplies - 1.4%
Koninklijke Philips N.V. (Netherlands)	11,640	517,068

Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
Bio-Techne Corp.	1,661	804,871
Charles River Laboratories International, Inc. (a)	2,286	943,364
Lonza Group A.G. (Switzerland)	1,256	942,259
Zoetis, Inc.	3,688	715,988
		3,406,482
Industrials - 9.9%
Capital Goods - 8.6%
Deere & Co.	1,191	399,068
Quanta Services, Inc.	7,071	804,821
Raytheon Technologies Corp.	5,638	484,643

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Capital Goods - 8.6% (Continued)
Rockwell Automation, Inc.	1,524	$448,117
Sandvik A.B. (Sweden)	21,015	480,219
Schneider Electric S.E. (France)	3,468	577,541
		3,194,409
Commercial & Professional Services - 1.3%
CoStar Group, Inc. (a)	5,540	476,772

Information Technology - 25.5%
Semiconductors & Semiconductor Equipment - 8.9%
ASML Holding N.V. (Netherlands)	961	717,838
Marvell Technology, Inc. (Bermuda)	14,308	862,915
Monolithic Power Systems, Inc.	1,637	793,421
NXP Semiconductors N.V. (Netherlands)	4,649	910,600
		3,284,774
Software & Services - 12.8%
Adobe, Inc. (a)	953	548,661
Capgemini S.E. (France)	2,786	577,683
Dassault Systemes S.A. (France)	16,676	877,479
Microsoft Corp.	5,145	1,450,478
ServiceNow, Inc. (a)	986	613,558
Visa, Inc. - Class A	3,087	687,629
		4,755,488
Technology Hardware & Equipment - 3.8%
Keysight Technologies, Inc. (a)	4,224	693,961
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	64,207	724,857
		1,418,818

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 3.6%
Materials - 3.6%
Franco-Nevada Corp. (Canada)	3,806	$494,438
Linde PLC (United Kingdom)	2,921	856,963
		1,351,401

Investments at Value - 97.7% (Cost $28,302,224)		$36,180,877
Other Assets in Excess of Liabilities - 2.3%		858,512
Net Assets - 100.0%		$37,039,389

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2021 (Unaudited)

Country	Value	% of Net Assets
United States	$20,605,453	55.6%
France	2,837,688	7.7%
Switzerland	2,545,210	6.9%
Netherlands	2,145,506	5.8%
United Kingdom	2,006,370	5.4%
Ireland	1,418,638	3.8%
Canada	1,307,621	3.5%
Sweden	1,205,076	3.3%
Bermuda	862,915	2.3%
Germany	668,344	1.8%
Japan	578,056	1.6%
Total Investments	$36,180,877	97.7%
Other Assets in Excess of Liabilities	858,512	2.3%
Net Assets	$37,039,389	100.0%

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 10.6%
Media & Entertainment - 10.6%
Alphabet, Inc. - Class C (a)	529	$1,409,949
Comcast Corp. - Class A	7,316	409,184
Live Nation Entertainment, Inc. (a)	6,061	552,339
Walt Disney Co. (The) (a)	3,104	525,103
		2,896,575
Consumer Discretionary - 15.3%
Consumer Durables & Apparel - 2.7%
NIKE, Inc. - Class B	2,876	417,681
Tapestry, Inc.	8,407	311,227
		728,908
Consumer Services - 4.2%
Chipotle Mexican Grill, Inc. (a)	224	407,125
Darden Restaurants, Inc.	2,749	416,391
Wendy’s Co. (The)	15,330	332,354
		1,155,870
Retailing - 8.4%
Amazon.com, Inc. (a)	351	1,153,049
Dollar General Corp.	1,902	403,490
eBay, Inc.	6,149	428,401
Ross Stores, Inc.	2,801	304,889
		2,289,829
Consumer Staples - 4.9%
Food, Beverage & Tobacco - 3.5%
Hain Celestial Group, Inc. (The) (a)	13,291	568,589
Mondelēz International, Inc. - Class A	6,510	378,752
		947,341
Household & Personal Products - 1.4%
Estée Lauder Cos., Inc. (The) - Class A	1,327	398,007

Energy - 1.3%
Energy - 1.3%
Chevron Corp.	3,667	372,017

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 12.3%
Banks - 4.6%
JPMorgan Chase & Co.	4,242	$694,373
U.S. Bancorp	9,454	561,946
		1,256,319
Diversified Financials - 4.1%
Blackstone Group, Inc.	4,631	538,771
MSCI, Inc.	972	591,306
		1,130,077
Insurance - 3.6%
Arthur J. Gallagher & Co.	4,198	624,033
Reinsurance Group of America, Inc.	3,143	349,690
		973,723
Health Care - 13.7%
Health Care Equipment & Services - 8.5%
Alcon, Inc. (Switzerland)	4,973	400,177
Danaher Corp.	2,699	821,684
Stryker Corp.	2,065	544,582
UnitedHealth Group, Inc.	1,392	543,910
		2,310,353
Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
Bio-Techne Corp.	1,108	536,903
Thermo Fisher Scientific, Inc.	614	350,797
Zoetis, Inc.	2,772	538,156
		1,425,856
Industrials - 7.9%
Capital Goods - 6.8%
Carrier Global Corp.	10,221	529,039
Deere & Co.	1,011	338,756
Raytheon Technologies Corp.	6,274	539,313
Rockwell Automation, Inc.	1,472	432,827
		1,839,935
Commercial & Professional Services - 1.1%
Republic Services, Inc.	2,567	308,194

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Information Technology - 28.5%
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	3,803	$489,560
NVIDIA Corp.	2,071	429,028
Texas Instruments, Inc.	2,980	572,786
		1,491,374
Software & Services - 18.4%
Adobe, Inc. (a)	841	484,181
Fidelity National Information Services, Inc.	4,671	568,367
Intuit, Inc.	1,005	542,208
Microsoft Corp.	4,949	1,395,222
PayPal Holdings, Inc. (a)	2,642	687,475
ServiceNow, Inc. (a)	1,111	691,342
Visa, Inc. - Class A	3,010	670,477
		5,039,272
Technology Hardware & Equipment - 4.6%
Keysight Technologies, Inc. (a)	4,102	673,917
NCR Corp. (a)	14,839	575,160
		1,249,077
Materials - 1.1%
Materials - 1.1%
Eastman Chemical Co.	2,920	294,161

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Real Estate - 1.6%
Real Estate - 1.6%
American Tower Corp.	1,648	$437,396

Investments at Value - 97.2% (Cost $21,565,845)		$26,544,284
Other Assets in Excess of Liabilities - 2.8%		765,131
Net Assets - 100.0%		$27,309,415

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

CORPORATE BONDS - 82.8%	Coupon	Maturity	Par Value	Value
Finance - 3.7%
Banking - 3.7%
American Express Co.	3.700%	11/05/21	$555,000	$555,053
Bank of America Corp.	4.100%	07/24/23	750,000	799,580
JPMorgan Chase & Co. (a)	0.697%	03/16/24	435,000	436,256
				1,790,889
Industrial - 67.1%
Automobile Manufacturing - 3.6%
Ford Motor Co.	8.500%	04/21/23	425,000	467,474
General Motors Financial Co., Inc.	5.100%	01/17/24	850,000	927,929
Paccar Financial Corp.	0.800%	06/08/23	315,000	316,803
				1,712,206
Beverage / Bottling - 2.6%
Brown Forman Corp.	2.250%	01/15/23	513,000	522,604
Constellation Brands, Inc.	3.200%	02/15/23	700,000	724,059
				1,246,663
Building Products - 1.3%
Martin Marietta Materials, Inc.	4.250%	07/02/24	589,000	639,076

Chemicals - 1.4%
Eastman Chemical Co.	7.250%	01/15/24	575,000	653,099

Construction Machinery - 3.9%
Brunswick Corp.	0.850%	08/18/24	500,000	500,046
Caterpillar Financial Services Corp.	0.650%	07/07/23	400,000	402,440
CNH Industrial Capital LLC	1.950%	07/02/23	945,000	965,959
				1,868,445
Consumer Products - 0.9%
Whirlpool Corp.	4.000%	03/01/24	400,000	430,558

Diversified Manufacturing - 4.3%
Amphenol Corp.	3.200%	04/01/24	615,000	648,983
Honeywell International, Inc.	1.850%	11/01/21	300,000	300,348
Roper Technologies, Inc.	3.650%	09/15/23	390,000	413,166
Xylem, Inc.	4.875%	10/01/21	705,000	705,000
				2,067,497

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 67.1% (continued)
Electronics - 2.9%
Analog Devices, Inc.	2.875%	06/01/23	$700,000	$724,660
Dell International LLC	5.450%	06/15/23	615,000	659,606
				1,384,266
Environmental - 1.1%
Republic Services, Inc.	2.500%	08/15/24	500,000	523,588

Healthcare Facilities / Supplies - 2.8%
Baxter International, Inc., Series J	2.400%	08/15/22	417,000	422,790
HCA, Inc.	4.750%	05/01/23	883,000	938,215
				1,361,005
Home Builders - 2.1%
D.R. Horton, Inc.	2.500%	10/15/24	566,000	592,924
KB Home	7.625%	05/15/23	400,000	426,000
				1,018,924
Independent Energy - 1.8%
Apache Corp.	3.250%	04/15/22	850,000	852,125

Information / Data Technology - 5.1%
Fiserv, Inc.	3.800%	10/01/23	700,000	744,100
Moody’s Corp.	4.875%	02/15/24	600,000	653,517
PayPal Holdings, Inc.	1.350%	06/01/23	395,000	401,566
salesforce.com, inc.	0.625%	07/15/24	650,000	651,234
				2,450,417
Media - Non-Cable - 3.1%
Discovery Communications LLC	2.950%	03/20/23	750,000	775,885
Walt Disney Co. (The)	7.750%	01/20/24	615,000	711,464
				1,487,349
Midstream Energy - 3.2%
Gulf South Pipeline Co. LP	4.000%	06/15/22	655,000	665,101
Williams Partners LP	3.900%	01/15/25	800,000	864,374
				1,529,475
Other Industrial - 1.7%
Quanta Services, Inc.	0.950%	10/01/24	825,000	825,379

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 67.1% (continued)
Packaging - 4.8%
Avery Dennison Corp.	0.850%	08/15/24	$740,000	$740,204
Ball Corp.	4.000%	11/15/23	750,000	790,312
Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	01/15/23	731,000	766,819
				2,297,335
Paper & Forest Products - 2.8%
Graphic Packaging International, Inc.	4.875%	11/15/22	636,000	655,080
Weyerhaeuser Co.	7.125%	07/15/23	460,000	511,814
Weyerhaeuser Co.	8.500%	01/15/25	160,000	196,564
				1,363,458
Pharmaceuticals - 1.7%
AstraZeneca Finance LLC	0.700%	05/28/24	800,000	801,080

Railroads - 1.3%
Kansas City Southern	3.000%	05/15/23	630,000	652,766

Refining - 2.7%
Phillips 66	0.900%	02/15/24	490,000	490,125
Valero Energy Corp.	2.700%	04/15/23	800,000	825,781
				1,315,906
Retail Stores - 2.6%
AutoNation, Inc.	3.500%	11/15/24	405,000	434,161
QVC, Inc.	4.375%	03/15/23	775,000	808,325
				1,242,486
Supermarkets - 1.1%
Kroger Co. (The)	3.400%	04/15/22	241,000	243,130
Kroger Co. (The)	4.000%	02/01/24	270,000	288,534
				531,664
Transportation Services - 1.4%
CSX Transportation, Inc.	6.251%	01/15/23	56,905	60,614
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	425,000	448,561
Hawaiian Airlines, Inc., Series 2013-1, Class B	4.950%	07/15/23	29,083	29,051

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 67.1% (continued)
Transportation Services - 1.4% (continued)
U.S. Airways, Series 2013-1, Class B	5.375%	05/15/23	$154,208	$154,356
				692,582
Wireless Telecommunications - 3.5%
American Tower Corp.	3.500%	01/31/23	800,000	832,733
T-Mobile USA, Inc.	4.000%	04/15/22	800,000	809,336
				1,642,069
Wireline Telecommunications - 3.4%
AT&T, Inc.	9.150%	02/01/23	200,000	222,696
AT&T, Inc.	0.900%	03/25/24	530,000	530,832
Qwest Corp.	6.750%	12/01/21	906,000	913,366
				1,666,894
Utility - 12.0%
Electric - 8.7%
Delmarva Power & Light Co.	3.500%	11/15/23	295,000	311,885
Evergy, Inc.	2.450%	09/15/24	600,000	627,279
Eversource Energy, Series F	2.800%	05/01/23	500,000	515,508
Georgia Power Co., Series 2020-A	2.100%	07/30/23	750,000	772,202
National Rural Utilities Cooperative Finance Corp.	2.400%	04/25/22	395,000	399,102
Nextera Energy Capital Holdings, Inc.	0.650%	03/01/23	930,000	933,144
PPL Electric Utilities Corp.	2.500%	09/01/22	190,000	192,705
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	390,000	414,445
				4,166,270
Electronics - 1.5%
Arizona Public Service Co.	3.350%	06/15/24	665,000	706,482

Midstream Energy - 1.8%
Kinder Morgan, Inc.	3.150%	01/15/23	851,000	878,832

Total Corporate Bonds (Cost $39,760,110)				$39,798,785

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.5%	Coupon	Maturity	Par Value	Value
California - 0.3%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	$160,000	$161,435

Maryland - 0.2%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	70,645

New Jersey - 0.3%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	126,448

Oklahoma - 1.0%
Oklahoma State Turnpike Authority, Series 2020-B	0.491%	01/01/22	465,000	465,371

Texas - 1.0%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	50,141
Central Texas Regional Mobility Authority, Series 2020-D	1.307%	01/01/22	100,000	100,153
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	136,221
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	197,340
				483,855

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.4% (Continued)	Coupon	Maturity	Par Value	Value
Wisconsin - 0.7%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	$350,000	$350,174

Total Municipal Bonds (Cost $1,650,187)				$1,657,928

ASSET BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
BMW Vehicle Owner Trust, Series 2018-A, Class A-4	2.510%	06/25/24	$63,230	$63,499
Verizon Owner Trust, Series 2018-A, Class A-1A (a)	3.230%	04/20/23	2,357	2,366
Total Asset Backed Securities (Cost $66,047)				$65,865

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-021, Class A-2	2.396%	06/25/22	$406,989	$411,290
FHLMC Remic, Series K-029, Class A-2 (a)	3.320%	02/25/23	450,000	466,273
FNMA Remic Trust, Series 2012-M13, Class A-2	2.377%	05/25/22	6,330	6,393
Total Commercial Mortgage-Backed Securities (Cost $885,134)				$883,956

U.S. GOVERNMENT & AGENCIES - 1.0%	Coupon	Maturity	Par Value	Value
FNMA (Cost $484,793)	0.310%	11/16/23	$485,000	$485,766

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 5.5%	Coupon	Maturity	Par Value	Value
United States Treasury	2.625%	12/15/21	$275,000	$276,452
United States Treasury	2.250%	04/15/22	300,000	303,539
United States Treasury	0.125%	07/15/23	1,000,000	997,930
United States Treasury	2.250%	01/31/24	1,000,000	1,043,906
Total U.S. Treasury Bonds & Notes (Cost $2,621,108)				$2,621,827

Investments at Value - 94.7% (Cost $45,467,379)				$45,514,127
Other Assets in Excess of Liabilities - 5.3%				2,555,366
Net Assets - 100.0%				$48,069,493

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

CORPORATE BONDS - 49.6%	Coupon	Maturity	Par Value	Value
Finance - 8.9%
Banking - 3.3%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$3,700,000	$3,567,824
Bank of America Corp., Series N (3MO LIBOR + 315) (a)	4.083%	03/20/51	3,000,000	3,549,981
Capital One Financial Corp.	3.200%	02/05/25	7,640,000	8,166,120
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	7,830,000	8,108,918
Truist Financial Corp. (SOFR + 60.9) (a)	1.267%	03/02/27	4,300,000	4,284,714
Wells Fargo & Co. (3MO LIBOR + 131) (a)	3.584%	05/22/28	7,250,000	7,937,802
				35,615,359
Broker/Asset Managers/Exchanges - 1.7%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,800,000	10,799,613
FMR LLC, 144A (b)	5.350%	11/15/21	3,351,000	3,370,099
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	3,745,425
				17,915,137
Life Insurance - 0.9%
Massachusetts Mutual Life Insurance Co., 144A (b)	3.729%	10/15/70	2,279,000	2,453,781
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	7,730,463
				10,184,244
Mortgage Banking - 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	6,405,163

Noncaptive Diversified Financial Companies - 0.7%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,187,000
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,250,000	4,434,671
				7,621,671
Other Finance - 0.5%
IIP Operating Partnership LP, 144A (b)	5.500%	05/25/26	4,615,000	4,839,539

Real Estate Investment Trusts - 1.2%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	6,506,906

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Finance - 8.9% (continued)
Real Estate Investment Trusts - 1.2% (continued)
Ventas Realty LP	3.500%	04/15/24	$3,000,000	$3,193,189
Ventas Realty LP	4.400%	01/15/29	2,955,000	3,378,492
				13,078,587
Industrial - 37.8%
Aerospace / Defense - 0.4%
Raytheon Technologies Corp.	3.150%	12/15/24	3,696,000	3,923,809

Automobile Manufacturing - 1.6%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	2,102,980
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,651,250
General Motors Financial Co., Inc.	5.100%	01/17/24	2,300,000	2,510,867
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,729,198
Goodyear Tire & Rubber Co.	9.500%	05/31/25	1,500,000	1,646,250
Goodyear Tire & Rubber Co., 144A (b)	5.000%	07/15/29	500,000	530,625
				17,171,170
Beverage / Bottling - 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.900%	02/01/46	5,700,000	7,006,524
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	7,548,000	7,762,363
PepsiCo, Inc.	3.875%	03/19/60	1,575,000	1,915,257
				16,684,144
Building Products - 1.7%
Allegion PLC	3.500%	10/01/29	5,063,000	5,477,481
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,744,264
Masco Corp.	6.500%	08/15/32	6,205,000	8,200,487
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,520,688
				17,942,920
Chemicals - 0.3%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	3,000,000	3,183,750

Construction Machinery - 1.7%
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,500,498
Deere & Co.	3.750%	04/15/50	1,590,000	1,897,869

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 37.8% (continued)
Construction Machinery - 1.7% (continued)
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	$5,550,000	$5,528,355
John Deere Capital Corp.	1.750%	03/09/27	2,045,000	2,092,133
United Rentals North America	3.875%	02/15/31	5,295,000	5,427,375
				18,446,230
Consumer Products - 0.5%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	5,678,792

Diversified Manufacturing - 0.9%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	4,278,436
Vontier Corp., 144A (b)	2.400%	04/01/28	5,550,000	5,470,080
				9,748,516
Electronics - 1.7%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	4,422,000	4,737,067
Analog Devices, Inc.	2.950%	04/01/25	3,900,000	4,160,190
Dell, Inc.	7.100%	04/15/28	4,492,000	5,788,593
EMC Corp.	3.375%	06/01/23	2,000,000	2,065,000
QORVO, Inc.	4.375%	10/15/29	775,000	844,750
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	527,200
				18,122,800
Food Processors - 0.4%
Kraft Heinz Food Co.	4.625%	01/30/29	3,495,000	3,989,965

Gaming - 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	5,653,913

Healthcare Facilities / Supplies - 1.0%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,648,475
Hologic, Inc., 144A (b)	4.625%	02/01/28	3,146,000	3,311,165
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,449,075
Teleflex, Inc., 144A (b)	4.250%	06/01/28	3,741,000	3,887,236
				11,295,951
Independent Energy - 3.5%
Apache Corp.	3.250%	04/15/22	9,041,000	9,063,603
Diamondback Energy, Inc.	3.500%	12/01/29	7,965,000	8,518,063

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 37.8% (continued)
Independent Energy - 3.5% (continued)
Occidental Petroleum Corp.	7.500%	05/01/31	$6,085,000	$7,912,021
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	5,206,250
Range Resources Corp.	4.875%	05/15/25	6,400,000	6,757,120
				37,457,057
Information / Data Technology - 1.7%
Fiserv, Inc.	3.200%	07/01/26	7,475,000	8,070,363
Moody’s Corp.	4.875%	02/15/24	9,235,000	10,058,714
				18,129,077
Lease / Rent - 1.0%
SBA Tower Trust, Series 2019-1, Class 1C, 144A (b)	2.836%	01/15/50	10,000,000	10,354,899

Media - Cable - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	4,321,746
Comcast Corp.	2.350%	01/15/27	8,200,000	8,600,663
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	5,389,709
Dish DBS Corp.	5.875%	07/15/22	4,044,000	4,167,848
Dish DBS Corp.	7.750%	07/01/26	2,050,000	2,314,911
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	3,243,750
				28,038,627
Media - Non-Cable - 1.4%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	4,064,125
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,468,592
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,802,000
Netflix, Inc.	4.875%	04/15/28	1,000,000	1,152,500
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,265,000
Netflix, Inc., 144A (b)	4.875%	06/15/30	1,225,000	1,442,438
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	3,302,858
				15,497,513
Metals / Mining - 0.6%
Freeport-McMoran Copper & Gold, Inc.	3.875%	03/15/23	6,687,000	6,898,978

Midstream Energy - 3.2%
Boardwalk Pipelines LP	3.375%	02/01/23	3,295,000	3,385,131

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 37.8% (continued)
Midstream Energy - 3.2% (continued)
Boardwalk Pipelines LP	4.950%	12/15/24	$4,230,000	$4,680,416
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	6,987,537
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	7,691,732
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	5,379,942
Valero Energy Partners LP	4.375%	12/15/26	5,187,000	5,806,690
				33,931,448
Natural Gas - Distributors - 0.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,421,390

Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,213,370

Other Industrial - 0.8%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	8,275,406

Packaging - 1.4%
Ball Corp.	4.875%	03/15/26	4,500,000	4,961,250
Berry Global, Inc., 144A (b)	4.500%	02/15/26	1,418,000	1,444,375
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	789,711
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,951,944
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	4,952,550
				15,099,830
Paper & Forest Products - 0.7%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,649,030
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,799,211
				7,448,241
Railroads - 0.3%
Kansas City Southern	2.875%	11/15/29	3,293,000	3,456,365

Retail Stores - 1.3%
Dollar General Corp.	3.500%	04/03/30	3,550,000	3,904,858
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	5,533,165
Hanesbrands, Inc., 144A (b)	4.625%	05/15/24	2,491,000	2,626,211

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 37.8% (continued)
Retail Stores - 1.3% (continued)
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	$2,000,000	$2,166,000
				14,230,234
Services - 2.3%
Block Financial LLC	3.875%	08/15/30	5,340,000	5,807,524
QVC, Inc.	4.850%	04/01/24	5,122,000	5,531,760
QVC, Inc.	4.750%	02/15/27	2,085,000	2,210,100
Rayonier LP	2.750%	05/17/31	6,000,000	5,972,237
Service Corp. International	4.625%	12/15/27	483,000	506,546
Service Corp. International	5.125%	06/01/29	4,575,000	4,973,711
				25,001,878
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	4,660,000	5,131,759

Transportation Services - 1.5%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	7,074,409	7,234,286
FedEx Corp.	3.900%	02/01/35	6,190,000	6,990,264
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	2,060,901
				16,285,451
Vehicle Parts - 0.5%
Meritor, Inc., 144A (b)	6.250%	06/01/25	4,887,000	5,137,214

Wireless Telecommunications - 0.4%
T-Mobile USA, Inc.	3.500%	04/15/31	3,670,000	3,870,509

Wireline Telecommunications - 1.1%
AT&T, Inc.	3.500%	06/01/41	1,275,000	1,309,080
AT&T, Inc., 144A (b)	3.550%	09/15/55	3,362,000	3,315,415
Qwest Corp.	6.750%	12/01/21	7,461,000	7,521,658
				12,146,153
Utility - 2.9%
Electric - 2.9%
Nevada Power Co.	6.750%	07/01/37	3,956,000	5,848,175
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	5,575,000	5,930,406
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,889,583

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.6% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 2.9% (continued)
Electric - 2.9% (continued)
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	$62,829	$67,069
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	7,720,971
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	5,265,750
				30,721,954

Total Corporate Bonds (Cost $507,066,205)				$532,249,013

MUNICIPAL BONDS - 9.3%	Coupon	Maturity	Par Value	Value
California - 3.0%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,994,822
California Municipal Financial Authority, Series 2021 (c)	3.637%	07/01/30	6,000,000	6,362,577
City of San Francisco, CA, Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	10,702,625
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,566,771
University of California, Series 2013-AJ	4.601%	05/15/31	6,390,000	7,483,490
				32,110,285
Colorado - 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,603,145

District of Columbia - 0.4%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	2,880,000	3,697,580

Maryland - 0.2%
Maryland State Economic Development Corp., Series 2021 (c)	3.997%	04/01/34	2,000,000	2,146,318

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.3% (Continued)	Coupon	Maturity	Par Value	Value
Massachusetts - 0.7%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	$7,332,114	$7,535,433

New York - 0.8%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	8,601,129

Texas - 2.0%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	4,920,390
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	6,110,000	8,034,810
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	4,910,146
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	4,025,000	4,070,454
				21,935,800
Utah - 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	6,025,801

Virginia - 0.8%
Virginia Small Business Financing Authority, Series 2017 (a) (c) (d)	2.250%	07/01/50	9,000,000	9,007,428

Washington - 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	2,095,519
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	2,039,534
				4,135,053

Total Municipal Bonds (Cost $94,728,053)				$99,797,972

ASSET BACKED SECURITIES - 2.1%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$2,702,008	$2,779,701

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 2.1% (Continued)	Coupon	Maturity	Par Value	Value
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (a)	5.030%	07/25/35	$425	$426
Drive Auto Receivables Trust, Series 2020-1, Class B	2.080%	07/15/24	897,516	900,738
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	2,806,758	2,854,408
DT Auto Owner Trust, Series 2019-3, Class C, 144A (b)	2.740%	04/15/25	2,816,931	2,843,862
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	11,385,548
John Deere Owner Trust, Series 2018-B, Class A-3	3.080%	11/15/22	197,708	198,086
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF-6 (a) (e)	4.781%	08/25/35	476,696	499,005
Santander Drive Auto Receivables Trust, Series 2019-2, Class C	2.900%	10/15/24	828,943	834,756
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A (b)	2.910%	03/20/34	560,648	564,413
Total Asset Backed Securities (Cost $22,281,415)				$22,860,943

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%	Coupon	Maturity	Par Value	Value
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a) (e)	6.000%	02/25/45	$1,542,019	$1,606,884
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	47,320	48,720
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	74,888	76,404
CWHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	4.460%	07/20/34	856,021	871,275
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	744,271	700,669
PHMC Trust, Series 2007-2, Class A-2 (a)	5.271%	05/18/37	296,218	301,418
Total Residential Mortgage-Backed Securities (Cost $3,627,575)				$3,605,370

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 20.8%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 10.7%
Pool #AC8938	4.500%	01/01/25	$776,822	$816,483
Pool #AD4268	4.500%	03/01/25	553,754	588,270
Pool #MA3125	3.000%	09/01/32	5,826,636	6,142,471
Pool #725705	5.000%	08/01/34	92,549	105,432
Pool #735288	5.000%	03/01/35	495,580	564,262
Pool #MA2354, Series 2015	3.500%	08/01/35	4,773,450	5,132,015
Pool #735897	5.500%	10/01/35	367,025	424,789
Pool #745275	5.000%	02/01/36	489,722	558,761
Pool #MA4361	2.500%	05/01/36	10,072,754	10,494,781
Pool #888016	5.500%	05/01/36	618,330	718,122
Pool #MA4418	2.000%	09/01/36	5,746,387	5,922,918
Pool #MA4442	2.000%	10/01/36	5,665,000	5,839,031
Pool #190377	5.000%	11/01/36	473,789	540,088
Pool #888405	5.000%	12/01/36	93,520	106,680
Pool #889108	6.000%	02/01/38	339,099	400,067
Pool #889579	6.000%	05/01/38	563,871	666,343
Pool #995838	5.500%	05/01/39	427,524	499,077
Pool #AL3287, Series 2013	4.500%	09/01/41	1,776,802	1,973,240
Pool #AL0933, Series 2011	5.000%	10/01/41	507,804	576,786
Pool #MA1700, Series 2013	4.500%	12/01/43	1,321,611	1,476,520
Pool #MA1971	4.500%	06/01/44	207,898	230,430
Pool #MA2005	4.500%	08/01/44	393,482	436,294
Pool #AS8461, Series 2016	3.500%	12/01/46	5,222,150	5,572,438
Pool #MA4048	3.000%	06/01/50	7,874,442	8,247,326
Pool #MA4097	3.000%	08/01/50	7,852,964	8,246,108
Pool #MA4121	3.000%	09/01/50	5,940,715	6,209,981
Pool #MA4182	2.000%	11/01/50	9,942,389	9,976,612
Pool #MA4305	2.000%	04/01/51	9,694,585	9,727,955
Pool #MA4356	2.500%	06/01/51	18,195,835	18,777,344
Pool #MA4379	2.500%	07/01/51	3,988,632	4,116,102
				115,086,726
Federal Home Loan Mortgage Corporation - 3.7%
Pool #SB0442	2.500%	10/01/35	2,816,259	2,965,401
Pool #SB8116	2.500%	07/01/36	22,345,281	23,333,257

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 20.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.7% (continued)
Pool #SD8151	2.500%	06/01/51	$13,172,024	$13,592,981
				39,891,639
Freddie Mac Gold Pool - 0.4%
Pool #G08061	5.500%	06/01/35	47,960	55,760
Pool #G08079	5.000%	09/01/35	397,480	449,924
Pool #G01960	5.000%	12/01/35	133,676	151,684
Pool #A42128	5.500%	01/01/36	200,998	232,803
Pool #G02064	5.000%	02/01/36	248,714	283,750
Pool #G05200	5.000%	05/01/36	836,804	954,443
Pool #G02252	5.500%	07/01/36	462,942	538,201
Pool #G02386	6.000%	11/01/36	301,602	355,613
Pool #G03189	6.500%	09/01/37	541,656	629,278
Pool #G08607	4.500%	09/01/44	768,052	849,764
				4,501,220
Freddie Mac Non-Gold Pool - 2.7%
Pool #781958 (H15T1Y + 225) (a)	2.383%	09/01/34	47,369	50,439
Pool #SB8115	2.000%	08/01/36	17,814,575	18,361,845
Pool #SD8092	3.000%	09/01/50	9,934,655	10,428,820
				28,841,104
Ginnie Mae I Pool - 0.0% (f)
Pool #550656	5.000%	09/15/35	74,983	84,833

Ginnie Mae II Pool - 3.3%
Pool #G24496	5.000%	07/20/39	349,372	398,166
Pool #MA7419M	3.000%	06/01/51	15,580,922	16,302,355
Pool #MA7473M	3.000%	07/20/51	7,228,847	7,561,648
Pool #MA7590M	3.000%	09/20/51	10,285,000	10,791,708
				35,053,877

Total Mortgage-Backed Securities Passthrough (Cost $222,539,997)				$223,459,399

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-043, Class A-2 (a) (Cost $9,679,444)	3.062%	12/25/24	$9,000,000	$9,617,330

U.S. TREASURY BONDS & NOTES - 15.2%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$231,034
United States Treasury	2.250%	11/15/25	29,915,000	31,640,955
United States Treasury	2.375%	05/15/27	3,725,000	3,984,004
United States Treasury	1.125%	02/29/28	14,795,000	14,701,953
United States Treasury	2.625%	02/15/29	3,240,000	3,532,613
United States Treasury	1.625%	08/15/29	5,000,000	5,092,578
United States Treasury	0.875%	11/15/30	11,825,000	11,221,740
United States Treasury	1.125%	02/15/31	6,400,000	6,199,000
United States Treasury	3.125%	11/15/41	16,425,000	19,561,148
United States Treasury	1.125%	05/15/40	2,035,000	1,758,924
United States Treasury	3.750%	08/15/41	4,500,000	5,833,125
United States Treasury	2.875%	05/15/43	14,805,000	16,990,473
United States Treasury	2.500%	02/15/45	25,675,000	27,726,994
United States Treasury	3.000%	02/15/49	120,000	143,447
United States Treasury	1.250%	05/15/50	17,585,000	14,386,041
Total U.S. Treasury Bonds & Notes (Cost $154,238,024)				$163,004,029

Investments at Value - 98.3% (Cost $1,014,160,713)				$1,054,594,056

Other Assets in Excess of Liabilities - 1.7%				18,469,689

Net Assets - 100.0%				$1,073,063,745

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $156,547,419, which represents 14.6% of net assets as of September 30, 2021.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $24,750,609, which represents 2.3% of net assets as of September 30, 2021.

(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(e)	Step coupon. Rate shown is the coupon in effect as of September 30, 2021.

(f)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

CORPORATE BONDS - 96.9%	Coupon	Maturity	Par Value	Value
Finance - 8.2%
Gaming - 1.8%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,671,000	$1,825,567

Mortgage Banking - 2.0%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	1,973,000	2,007,528

Noncaptive Diversified Financial Companies - 1.1%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	1,118,034

Other Finance - 1.5%
IIP Operating Partnership LP, 144A (a)	5.500%	05/25/26	1,375,000	1,441,900

Real Estate Investment Trusts - 1.8%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,844,062

Industrial - 84.7%
Aerospace / Defense - 1.9%
Hexcel Corp.	4.200%	02/15/27	1,725,000	1,884,419

Automobile Manufacturing - 4.7%
Ford Motor Co.	7.400%	11/01/46	1,000,000	1,345,460
Ford Motor Credit Co. LLC	5.584%	03/18/24	405,000	435,310
General Motors Co.	6.800%	10/01/27	850,000	1,061,583
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,860,844
				4,703,197
Building Products - 1.8%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	550,594
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,300,950
				1,851,544
Chemicals - 6.4%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	542,100
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	972,500

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 84.7% (continued)
Chemicals - 6.4% (continued)
CF INDS, Inc.	3.450%	06/01/23	$875,000	$913,281
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,249,500
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,126,000	1,194,968
Olin Corp.	5.125%	09/15/27	806,000	837,233
Olin Corp.	5.000%	02/01/30	675,000	713,813
				6,423,395
Construction Machinery - 3.0%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,455,302
United Rentals North America, Inc.	4.875%	01/15/28	1,505,000	1,591,146
				3,046,448
Consumer Products - 3.9%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	715,750
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	522,500
Scotts Miracle-Gro Co., 144A (a)	4.000%	04/01/31	875,000	873,355
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,789,834
				3,901,439
Diversified Manufacturing - 1.7%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,746,677

Electronics - 6.0%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,670,000	1,788,987
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,707,507
Dell, Inc.	7.100%	04/15/28	655,000	844,062
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,397,380
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	251,710
				5,989,646
Environmental - 1.0%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	996,450

Food Processors - 0.7%
Kraft Heinz Foods Co.	6.875%	01/26/39	466,000	687,971

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 84.7% (continued)
Healthcare Facilities / Supplies - 2.4%
Hologic, Inc., 144A (a)	3.250%	02/15/29	$1,500,000	$1,500,713
Teleflex, Inc.	4.625%	11/15/27	825,000	860,063
				2,360,776
Home Builders - 1.9%
KB Home	6.875%	06/15/27	1,560,000	1,864,200

Independent Energy - 11.0%
Apache Corp.	4.875%	11/15/27	1,099,000	1,198,481
Apache Corp.	4.250%	01/15/30	575,000	619,574
Diamondback Energy, Inc.	3.500%	12/01/29	1,411,000	1,508,975
Occidental Petroleum Corp.	3.400%	04/15/26	1,000,000	1,025,630
Occidental Petroleum Corp.	7.500%	05/01/31	296,000	384,874
Occidental Petroleum Corp.	7.875%	09/15/31	650,000	866,626
PDC Energy, Inc.	6.125%	09/15/24	290,000	294,350
PDC Energy, Inc.	5.750%	05/15/26	2,432,000	2,532,320
Range Resources Corp.	4.875%	05/15/25	2,000,000	2,111,600
Range Resources Corp.	9.250%	02/01/26	400,000	436,020
				10,978,450
Information / Data Technology - 2.2%
CDK Global, Inc.	5.000%	10/15/24	500,000	551,250
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	767,813
Nielsen Finance LLC, 144A (a)	4.500%	07/15/29	900,000	880,020
				2,199,083
Leisure / Entertainment - 2.1%
Cedar Fair LP	5.375%	04/15/27	937,000	962,767
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,127,500
				2,090,267
Media - Cable - 6.6%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,484,213
DISH DBS Corp.	5.875%	07/15/22	1,270,000	1,308,894
DISH DBS Corp.	7.750%	07/01/26	802,000	905,638
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,465,295
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,459,688
				6,623,728

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 84.7% (continued)
Media - Non-Cable - 5.1%
AMC Networks, Inc.	4.750%	08/01/25	$1,597,000	$1,636,925
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,311,440
Lamar Media Corp.	4.875%	01/15/29	815,000	863,900
Netflix, Inc.	5.875%	11/15/28	745,000	912,923
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	176,625
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	233,406
				5,135,219
Metals / Mining - 2.8%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	533,900
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	845,960
Freeport-McMoran, Inc.	5.400%	11/14/34	1,172,000	1,407,865
				2,787,725
Natural Gas - Distributors - 2.1%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	1,945,000	2,105,462

Packaging - 1.3%
Berry Global, Inc., 144A (a)	4.500%	02/15/26	296,000	301,506
Silgan Holdings, Inc.	4.750%	03/15/25	751,000	761,326
Silgan Holdings, Inc.	4.125%	02/01/28	275,000	282,563
				1,345,395
Paper & Forest Products - 0.8%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	770,000	823,114

Restaurants - 0.5%
Papa Johns, Inc., 144A (a)	3.875%	09/15/29	520,000	517,400

Retail Stores - 4.5%
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,184,370
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,080,637
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	270,750
QVC, Inc.	4.850%	04/01/24	825,000	891,000

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 84.7% (continued)
Retail Stores - 4.5% (continued)
QVC, Inc.	4.750%	02/15/27	$970,000	$1,028,200
				4,454,957
Services - 2.7%
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,595,752
Service Corp. International	4.625%	12/15/27	836,000	876,755
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	228,703
				2,701,210
Theater Entertainment - 1.2%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,191,800

Transportation Services - 0.8%
Con-Way, Inc.	6.700%	05/01/34	664,000	814,409

Vehicle Parts - 3.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,352,000
Meritor, Inc., 144A (a)	6.250%	06/01/25	1,537,000	1,615,694
				2,967,694
Wireless Telecommunications - 1.2%
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,213,375

Wireline Telecommunications - 1.4%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	781,626
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	599,466
				1,381,092

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9%	Coupon	Maturity	Par Value	Value
Utility - 4.0%
Electric - 4.0%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	$1,302,000	$1,278,889
PG&E Corp.	5.000%	07/01/28	1,000,000	1,018,750
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,703,625
				4,001,264

Investments at Value - 96.9% (Cost $94,153,016)				$97,024,897

Other Assets in Excess of Liabilities - 3.1%				3,079,897

Net Assets - 100.0%				$100,104,794

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $43,479,769, which represents 43.4% of net assets as of September 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

MUNICIPAL BONDS - 85.6%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.7%
Lease / Rent - 0.7%
Monterey County California Public Facilities Financing COP, Series 2015 (a)	4.000%	09/01/45	$185,000	$203,454
Public Water Supply of District No. 1 of Lincoln County COP, Series 2019 (a)	4.000%	07/01/38	500,000	543,563
San Francisco California City & County COP, Series 2017-B	4.000%	04/01/37	425,000	474,619
Washington State State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	577,600
				1,799,236
General Obligation - 14.3%
Local - 14.3%
Alisal California Union School District, Series A	5.250%	08/01/47	570,000	704,530
Bauer Landing Water Control and Improvement District, Series 2017	3.875%	03/01/45	1,050,000	1,053,147
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	53,557
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	74,900
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,559,698
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	4,174,328
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/27	1,450,000	1,497,532
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/28	1,450,000	1,489,461
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/29	1,455,000	1,485,471
City of New York (The) New York, Series 2018 E-1	5.250%	03/01/35	660,000	824,074
City of New York (The) New York, Series 2014 I-1	4.000%	03/01/39	300,000	322,212

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.3% (continued)
Local - 14.3% (Continued)
City of New York (The) New York, Series 2021-C	4.000%	08/01/40	$4,000,000	$4,691,903
City of Romulus Michigan, Series B	5.000%	11/01/42	400,000	462,476
El Paso Country Texas Hospital District, Series 2013	5.000%	08/15/30	200,000	215,124
El Paso Country Texas Hospital District, Series 2013	5.000%	08/15/43	735,000	787,360
Fort Bend County Texas Levee District No. 6, Series 2019 (a)	3.000%	09/01/33	320,000	338,884
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	208,648
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	927,177
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/33	800,000	869,970
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/34	695,000	753,479
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	262,479
Hays County Water Control & Improvement District No. 2, Series 2013 (a)	4.600%	09/01/33	390,000	417,483
High Plains Metropolitan District in the City of Aurora Arapahoe County, Colorado, Series 2017, NATL (a) (b)	5.000%	12/01/35	295,000	354,805
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	552,886
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	255,297
Las Vegas Nevada City Hall, Series 2015-C (a)	4.000%	09/01/38	855,000	950,136
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	600,000	676,188
Natomas Unified School District California, Series 2020-A	4.000%	08/01/49	3,000,000	3,360,663

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.3% (continued)
Local - 14.3% (Continued)
Pilot Point Texas, Series 2016	4.000%	08/15/46	$500,000	$565,503
Riverview Metropolitan District Colorado, Series 2021	5.000%	12/01/41	550,000	592,616
Riverview Metropolitan District Colorado, Series 2021	5.000%	12/01/51	500,000	532,168
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	943,050
Southern York County Pennsylvania School District, Series 2019	4.000%	09/01/47	500,000	543,149
Traditions Metropolitan District No. 2 Arapahoe County, Colorado, Series 2016 (a)	4.250%	12/01/46	100,000	111,819
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	108,754
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	227,130
Viridian Municipal Management District, Series 2020	4.000%	12/01/35	770,000	876,170
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	535,000	606,032
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	805,000	911,880
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	108,508
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	1,950,000	1,976,671
				37,427,318
Local Authority - 13.2%
Education - 2.3%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	175,045
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (c)	5.625%	06/01/50	5,750,000	5,731,857
				5,906,902

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 13.2% (continued)
Health Care - 2.8%
California Municipal Finance Authority, Series 2021 (c)	3.637%	07/01/30	$6,975,000	$7,396,496

Healthcare - 0.2%
Denver Health & Hospital Authority, Series B (a)	4.900%	12/01/24	410,000	431,478

Lease / Rent - 1.2%
Maryland State Economic Development Corp., Series 2021 (c)	3.997%	04/01/34	3,000,000	3,219,477

Public Services - 0.4%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (c)	5.250%	12/01/35	1,000,000	1,042,463

Transportation - 5.9%
Port Authority of New York & New Jersey, Series 182	5.310%	08/01/46	6,040,000	6,661,331
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.312%	07/01/25	675,000	674,786
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,083,748
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	6,265,000	6,950,489
				15,370,354
Utilities - 0.4%
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	2.800%	11/01/22	500,000	506,325
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	2.950%	11/01/23	480,000	490,939
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	3.050%	11/01/24	200,000	205,787
				1,203,051

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 0.3%
Education - 0.1%
Harris County Cultural Education Facilities Finance Corp., Series 2012-A (a)	5.000%	11/15/37	$280,000	$295,140

Healthcare - 0.2%
Illinois Finance Authority, Series 2012-A (a)	4.250%	05/15/41	375,000	384,360
Illinois Finance Authority, Series 2012 (a)	4.000%	06/01/47	35,000	35,879
Washington State Health Care Facilities Authority, Series 2013A-1 (a)	5.250%	01/01/40	95,000	100,848
				521,087
Revenue - 50.4%
Education - 1.2%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	335,154
Massachusetts State Development Finance Agency, Series 2012 (a)	4.000%	09/01/49	1,100,000	1,130,332
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	22,780
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	900,000	942,973
Tulsa Industrial Authority, Series 2011	4.000%	10/01/21	70,000	70,000
Washington Higher Education Facilities Authority, Series 2017	4.000%	01/01/37	500,000	552,293
Washington Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	175,000	185,726
				3,239,258
Healthcare - 5.7%
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	50,000	59,731
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	112,532
Colorado Health Facilities Authority, Series 2008-D-2	5.000%	01/01/22	60,000	60,647
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	50,534
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	212,206

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Healthcare - 5.7% (Continued)
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	$850,000	$964,083
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	148,889
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	115,505
Kentucky State Economic Development Finance Authority, Series 2009-B	2.700%	05/01/39	25,000	25,058
Metropolitan Government of Nashville & Davidson County Tennessee Health & Educational Facilities, Series 2016-A	5.000%	07/01/46	4,900,000	5,734,045
Metropolitan Government of Nashville & Davidson County Tennessee Health & Educational Facilities, Series 2017-A	5.000%	07/01/48	800,000	954,418
Michigan Finance Authority Hospital Revenue, Series 2016	4.000%	11/15/46	3,635,000	4,015,060
Virginia Commonwealth University Health System, Series B	5.000%	07/01/46	1,975,000	2,373,440
				14,826,148
Lease / Rent - 1.6%
Hamilton Ohio Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,089,987
San Mateo County California Joint Powers Financing Authority, Series 2018-A (a)	4.000%	07/15/52	1,480,000	1,702,959
Silver Creek Indiana School Building Corp., Series 2021	4.000%	01/15/32	365,000	440,115
Silver Creek Indiana School Building Corp., Series 2021	3.000%	01/15/34	800,000	881,565
				4,114,626
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series B (a)	4.000%	12/01/38	50,000	52,822

Public Services - 5.2%
City of Litchfield Park Arizona	4.000%	07/01/36	500,000	563,837
City of Litchfield Park Arizona	4.000%	07/01/41	775,000	867,521

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Public Services - 5.2% (Continued)
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/38	$1,950,000	$2,071,400
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/43	1,040,000	1,098,064
New York City Transitional Finance Authority, Series 2017-F-1	5.000%	05/01/42	2,415,000	2,900,020
New York City Transitional Finance Authority, Series 2016-S-1	5.000%	07/15/43	1,000,000	1,169,880
New York State Urban Development Corp., Series 2019-A	5.000%	03/15/39	840,000	1,037,912
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	315,765
Reunion Metropolitan District Colorado, Series 2021-A	3.625%	12/01/44	2,000,000	1,941,861
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (c)	4.000%	09/01/41	300,000	341,524
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (c)	4.000%	09/01/46	1,000,000	1,131,707
				13,439,491
Recreation - 0.7%
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021	3.000%	09/01/32	500,000	547,420
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021	3.000%	09/01/33	315,000	343,828
Collier County Florida Tourist Development, Series 2018	4.000%	10/01/37	750,000	840,738
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	200,099
				1,932,085

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
State and Non-State Appropriated Tobacco - 1.3%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 CL 1 (a)	4.000%	06/01/38	$925,000	$1,071,388
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	640,000	767,390
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/35	650,000	777,602
Tobacco Securitization Authority of Southern California, Series 2019-A	5.000%	06/01/48	575,000	711,558
				3,327,938
Tax - 5.6%
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	515,000	523,897
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	2,000,000	2,177,904
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	2,000,000	2,177,100
Jamestown Park District, Series A (a)	4.000%	07/01/33	1,000,000	1,068,263
New York State Dormitory Authority, Series 2018-A	4.000%	03/15/48	4,500,000	5,105,781
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	452,501
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	590,748
Riverside County California Redevelopment Agency, Series B	0.000%	10/01/38	730,000	484,975
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	173,864
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,491,421
Successor Agency to the Orange Redevelopment Agency, Series A (a)	4.000%	09/01/34	200,000	231,507

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Tax - 5.6% (Continued)
Village Community Development District No. 5, Series Phase 1	3.125%	05/01/22	$150,000	$151,728
				14,629,689
Transportation - 21.7%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2019-D (a)	5.000%	05/01/39	175,000	218,195
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2016-C	5.000%	05/01/46	1,175,000	1,377,896
Buffalo & Fort Erie New York Public Bridge Authority, Series 2017	5.000%	01/01/42	1,090,000	1,288,946
Central Texas Regional Mobility Authority, Series A (a)	5.000%	01/01/45	635,000	725,260
City of Austin, Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	237,830
City of St. Louis, Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	633,716
Clark County Nevada Airport System, Series A-2	5.000%	07/01/40	1,520,000	1,852,262
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	797,024
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/30	1,500,000	1,706,890
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/35	1,180,000	1,333,537
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/40	1,000,000	1,122,519
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2021-A	4.000%	01/15/46	250,000	285,158
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-B-2	3.500%	01/15/53	2,750,000	2,981,194
Houston Texas Airport Systems, Series 2018-A	5.000%	07/01/41	1,000,000	1,212,120

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Transportation - 21.7% (Continued)
La Paz County Arizona Industrial Development Authority, Series A (c)	7.000%	11/15/38	$1,575,000	$1,647,534
La Paz County Arizona Industrial Development Authority, Series A (c)	7.125%	11/15/45	735,000	765,485
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	505,071
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/38	285,000	340,314
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/43	345,000	411,282
New Orleans Aviation Board General Airport, Series B (a)	5.000%	01/01/48	390,000	458,112
North Carolina Department of Transportation, Series 2015	5.000%	06/30/54	5,000,000	5,433,510
North Carolina State Turnpike Authority Monroe Expressway Toll, Series A (a)	5.000%	07/01/42	750,000	849,528
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	609,776
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	431,731
North Texas Tollway Authority System, Series 2015-A (a)	5.000%	01/01/38	370,000	418,510
North Texas Tollway Authority System, Series 2020-A	4.000%	01/02/38	3,000,000	3,496,826
North Texas Tollway Authority System, Series A	5.000%	01/01/43	2,790,000	3,390,804
North Texas Tollway Authority System, Series A	4.000%	01/01/43	500,000	563,830
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	1,025,000	1,179,786
Pennsylvania Turnpike Commission, Series A-1	5.000%	12/01/46	3,240,000	3,721,186
Port of Seattle Washington, Series 2018-A	5.000%	05/01/37	3,000,000	3,531,674

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Transportation - 21.7% (Continued)
Salt Lake City Utah Airport, Series 2017-B	5.000%	07/01/47	$550,000	$660,515
Salt Lake City Utah Airport, Series 2018-A	5.250%	07/01/48	400,000	486,935
State of Hawaii Airports System, Series B (a)	4.000%	07/01/45	600,000	656,595
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/30	120,000	134,644
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/37	1,000,000	1,118,416
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/42	3,500,000	3,912,363
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	07/01/34	2,500,000	2,527,405
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	01/01/40	130,000	131,400
Virginia Small Business Financing Authority, Series 2017 (a) (c) (e)	2.250%	07/01/50	3,500,000	3,502,889
				56,658,668
Utilities - 7.4%
Indiana State Municipal Power Agency	5.000%	01/01/42	795,000	941,157
JEA Electric System, Series 2020-A	4.000%	10/01/38	1,870,000	2,194,014
Long Island Power Authority	1.500%	09/01/26	1,500,000	1,546,124
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	500,000	541,381
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer, Series 2013	5.000%	07/01/40	500,000	539,404
Norco California Financing Authority Enterprise, Series 2019-A (a)	4.000%	10/01/44	500,000	582,079
Philadelphia Pennsylvania Gas Works, Series 16-A	5.000%	08/01/50	2,000,000	2,457,078
Richmond California Wastewater, Series 2017-A	5.250%	08/01/47	3,000,000	3,708,050
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/34	1,000,000	1,071,036

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 50.4% (continued)
Utilities - 7.4% (Continued)
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/35	$1,500,000	$1,603,244
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/36	1,470,000	1,567,596
Truckee Meadows Nevada Water Authority, Series 2016	5.000%	07/01/37	500,000	590,722
Utah Infrastructure Agency, Series 2021	4.000%	10/15/36	200,000	231,014
Utah Infrastructure Agency, Series 2021	4.000%	10/15/41	1,550,000	1,765,706
				19,338,605
Variable Rate Demand Note - 6.7%
ABAG Finance Authority, Series 2009-A	0.010%	08/01/24	3,100,000	3,100,000
Massachusetts State Health & Educational Facilities Authority, Series P2	0.010%	07/01/27	3,600,000	3,600,000
Utah Water Finance Agency	0.050%	10/01/37	5,000,000	5,000,000
Weber County Utah Hospital, Series 2000-B	0.010%	02/15/32	5,790,000	5,790,000
				17,490,000

Total Municipal Bonds (Cost $219,629,753)				$223,662,332

CORPORATE BONDS - 1.1%	Coupon	Maturity	Par Value	Value
Industrial - 1.1%
Energy - Independent - 0.8%
PDC Energy, Inc.	5.750%	05/15/26	$2,000,000	$2,082,500

Energy - Midstream - 0.1%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	250,000	363,916

Paper & Forest Products - 0.2%
West Fraser Timber Co., Ltd., 144A (f)	4.350%	10/15/24	471,000	503,489

Total Corporate Bonds (Cost $2,916,686)				$2,949,905

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 2.3%	Coupon	Maturity	Par Value	Value
United States Treasury	0.375%	08/15/24	$3,000,000	$2,988,750
United States Treasury	0.875%	09/30/26	3,000,000	2,983,828
Total U.S. Treasury Bonds & Notes (Cost $5,971,021)				$5,972,578

Investments at Value - 89.0% (Cost $228,517,460)				$232,584,815

Other Assets in Excess of Liabilities - 11.0%				28,712,870

Net Assets - 100.0%				$261,297,685

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $30,337,487, which represents 11.6% of net assets as of September 30, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $503,489, which represents 0.2% of net assets as of September 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

MUNICIPAL BONDS - 94.8%	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.5%
Healthcare - 0.2%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$434,112
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	432,284
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	277,156
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	294,623
				1,438,175
Lease / Rent - 15.3%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,546,364
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,373,456
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	10,569,301
Boulder Colorado COP, Series 2021-A	5.000%	12/01/24	830,000	952,102
Boulder Colorado COP, Series 2021-A	5.000%	12/01/25	1,000,000	1,185,233
Breckenridge Colorado COP, Series 2020-B	5.000%	12/01/23	25,000	27,504
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	753,213
Castle Rock Colorado COP, Series 2020	4.000%	12/01/40	1,025,000	1,218,891
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	8,332,768
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	5,416,133
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	538,170
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	734,816
City of Thornton Colorado COP, Series 2018	4.000%	12/01/39	10,305,000	11,982,160
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,177,483
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,692,455

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.5% (continued)
Lease / Rent - 15.3% (Continued)
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	$200,000	$228,953
Colorado State COP Rural Colorado, Series 2018-A	4.000%	12/15/36	500,000	584,285
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,241,116
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	357,903
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,364,349
El Paso County Colorado School District No. 49 COP, Series 2017-B	5.000%	12/15/42	3,495,000	4,110,148
Foothills Park & Recreation District Colorado COP, Series 2021	4.000%	12/01/41	2,750,000	3,228,226
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	648,874
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/23	105,000	115,207
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	62,531
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	65,372
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	146,698
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	367,719
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	456,862
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	384,561
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	946,748
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	979,033
Moffat County Colorado COP, Series 2021	4.000%	03/01/41	2,235,000	2,587,368

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.5% (continued)
Lease / Rent - 15.3% (Continued)
Moffat County Colorado COP, Series 2021	4.000%	03/01/46	$2,500,000	$2,849,137
Moffat County Colorado COP, Series 2021	4.000%	03/01/51	5,580,000	6,331,435
Monument Colorado COP, Series 2020	4.000%	12/01/33	200,000	230,592
Monument Colorado COP, Series 2020	4.000%	12/01/40	750,000	851,983
Monument Colorado COP, Series 2020	4.000%	12/01/45	750,000	843,141
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	212,194
State of Colorado Department of Transportation, Series 2017 (a)	5.000%	06/15/41	880,000	1,023,100
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,495,931
				87,213,515
General Obligation - 17.1%
Local - 17.1%
Anthem West Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/35	1,165,000	1,363,466
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	5,000,000	6,468,012
Beacon Point Metropolitan District, AGM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,173,943
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/32	360,000	434,457
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/37	545,000	651,185
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	500,000	530,905
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	682,519
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	1,063,310
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a) (b)	4.000%	12/01/47	2,500,000	2,778,841
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/40	615,000	725,635

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.1% (continued)
Local - 17.1% (Continued)
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/45	$825,000	$962,391
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	5,435,797
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	810,896
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,713,837
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	3,076,242
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,075,654
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	6,038,337
Copperleaf Metropolitan District No. 2 Colorado, BAM, Series 2020 (b)	4.000%	12/01/45	2,295,000	2,704,523
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	1,051,485
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	962,722
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a) (b)	5.000%	12/01/34	2,480,000	3,074,410
Crystal Valley Metropolitan District No. 2, AGM, Series 2020-A (b)	4.000%	12/01/44	4,000,000	4,634,953
Douglas County Colorado School District No. RE1, Series 2009	5.250%	12/15/21	120,000	121,215
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/35	500,000	594,085
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/36	700,000	829,859
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/37	750,000	886,611

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.1% (continued)
Local - 17.1% (Continued)
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/38	$500,000	$587,614
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/39	600,000	700,934
Eagle Shadow Metropolitan District No. 1, Series 2013-A (a)	5.000%	11/15/32	500,000	502,421
Flying Horse Metropolitan District No. 2 Colorado, AGM, Series 2020-A (b)	4.000%	12/01/50	1,750,000	2,028,283
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/32	995,000	1,167,657
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/33	1,030,000	1,204,450
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/34	1,075,000	1,253,002
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/32	1,000,000	1,228,898
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/33	1,000,000	1,225,482
Great Western Park Metropolitan District No. 2 Colorado, Series 2021	4.000%	12/01/35	520,000	622,679
Great Western Park Metropolitan District No. 2 Colorado, Series 2021	4.000%	12/01/36	555,000	666,776
High Plains Metropolitan District, NATL, Series 2017 (a) (b)	5.000%	12/01/35	500,000	601,364
Leyden Rock Metropolitan District, Series 2021	4.000%	12/01/46	1,250,000	1,460,607
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.125%	12/15/36	890,000	958,219
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.875%	12/15/44	700,000	754,040
Sand Creek County Metropolitan District, AGM, Series 2017 (a) (b)	4.000%	12/01/35	380,000	435,995

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.1% (continued)
Local - 17.1% (Continued)
Sand Creek County Metropolitan District, AGM, Series 2020-B (b)	4.000%	12/01/35	$3,405,000	$4,038,974
Sand Creek County Metropolitan District, AGM, Series 2020-B (b)	4.000%	12/01/40	2,325,000	2,734,689
SBC Metropolitan District, AGM, Series 2016 (a) (b)	5.000%	12/01/34	205,000	245,052
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	773,129
Sierra Ridge Metropolitan District No. 2, Series 2016-A (a)	5.500%	12/01/46	4,500,000	4,649,337
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/33	320,000	384,589
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/34	665,000	796,624
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/35	570,000	681,443
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/37	500,000	594,414
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	673,802
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	660,466
Southshore Metropolitan District No. 2 in the City of Aurora, Arapahoe County, Colorado, BAM, Series 2020-A-2 (a) (b)	4.000%	12/01/46	6,300,000	7,242,822
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	884,230
Tallyns Reach Metropolitan District No. 3, Series 2012	4.000%	12/01/21	420,000	422,314
Tallyns Reach Metropolitan District No. 3, Series 2016-A (a)	6.750%	11/01/38	1,697,000	1,769,620
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/24	440,000	500,995
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	369,943

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.1% (continued)
Local - 17.1% (Continued)
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/26	$530,000	$602,219
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/27	485,000	580,297
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/28	750,000	902,801
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/31	1,250,000	1,475,632
Wheatlands Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,171,701
				97,398,804
State - 0.0% (c)
Commonwealth of Puerto Rico, AGM, Series 2011-A (a)	5.250%	07/01/24	100,000	100,928

Local Authority - 3.2%
Housing - 0.4%
Colorado Housing & Finance Authority, Series 2018-A-1	2.800%	10/01/21	295,000	295,000
Colorado Housing & Finance Authority, Series 2018-D	3.100%	05/01/22	520,000	525,972
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	300,122
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	346,919
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	153,673
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	256,710
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	513,194
				2,391,590
Lease / Rent - 0.1%
Boulder Colorado COP, Series 2019	2.250%	11/01/24	500,000	521,146

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.2% (continued)
Local - 1.5%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	$3,000,000	$2,975,833
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,937,252
Garfield County School District No. RE2, NATL, Series 2012-B (a) (b)	3.050%	12/01/26	500,000	511,337
				8,424,422
Recreation - 0.4%
Hyland Hills Park & Recreation District, Series 2016-B	2.150%	12/15/21	135,000	135,414
Park Creek Metropolitan District, Series 2017-B	2.850%	12/01/21	500,000	501,895
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	425,185
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	453,480
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	540,813
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	322,983
				2,379,770
Tax - 0.4%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	631,381
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	687,850
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	853,714
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	476,291
				2,649,236
Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	905,000	906,666
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	796,876

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.2% (continued)
Utilities - 0.4% (Continued)
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	$430,000	$454,612
				2,158,154
Prerefunded - 0.6%
Healthcare - 0.3%
Colorado Health Facilities Authority, Series 2017 (a)	5.000%	06/01/31	1,250,000	1,532,096

Local - 0.3%
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	470,000	498,237
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,134,568
				1,632,805
Revenue - 46.8%
Education - 4.6%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	28,587
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,280,260
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,203,862
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,497,125
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,753,919
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a) (d)	0.558%	02/01/23	13,425,000	13,397,522
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	257,135
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	127,110

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.6% (continued)
Education - 4.5% (Continued)
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	$825,000	$941,196
Metropolitan State University of Denver Colorado, Series 2016 (a)	4.000%	12/01/28	715,000	799,895
University of Colorado Enterprise, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	2,008,730
				26,295,341
Healthcare - 6.5%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	1,650,000	1,701,516
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/23	370,000	397,439
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	641,035
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,050,766
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	910,581
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	640,433
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	648,351
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	512,063
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,144,373
Colorado Health Facilities Authority, Series C (a)	5.000%	12/01/29	1,010,000	1,200,838
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	850,811
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	570,923

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Healthcare - 6.5% (Continued)
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	$1,155,000	$1,378,664
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,964,639
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	520,664
Colorado Health Facilities Authority, Series 2013-A	5.500%	01/01/35	1,820,000	2,021,935
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	392,092
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	254,013
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,396,782
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	1,074,446
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,134,215
Colorado Health Facilities Authority, Series 2018 (a) (d)	2.800%	05/15/42	2,770,000	2,841,516
Colorado Health Facilities Authority, Series A-1	4.000%	08/01/44	4,045,000	4,585,397
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,351,235
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	1,041,927
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,608,547
University of Colorado Hospital Authority, Series 2012-A (a)	5.000%	11/15/36	2,470,000	2,595,771
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,250,000	1,293,293
				36,724,265

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Industrial Development - 0.1%
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/22	$200,000	$202,672
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/23	520,000	547,799
				750,471
Lease / Rent - 1.0%
Regional Transportation District Colorado COP, Series 2014-A (a)	4.375%	06/01/39	4,000,000	4,199,349
Regional Transportation District Colorado COP, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,631,449
				5,830,798
Other - 3.2%
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	30,000	30,510
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	487,515
Colorado Educational & Cultural Facilities Authority, Series A (a) (e)	4.125%	07/01/26	535,000	565,521
Colorado Educational & Cultural Facilities Authority, Series 2016 (e)	3.750%	07/01/26	500,000	521,321
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	3,025,120
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	825,765
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	567,486
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,094,259
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	12/01/31	1,500,000	1,655,895
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	836,817
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,467,359

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Other - 3.2% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	$1,580,000	$1,807,317
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,116,862
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	07/01/36	1,000,000	1,099,343
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,307,929
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	09/01/36	1,000,000	1,000,484
Colorado Educational & Cultural Facilities Authority, Series B (a)	5.625%	01/15/44	450,000	475,251
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	09/01/46	500,000	500,201
				18,384,955
Public Services - 11.2%
Centerra Metropolitan District No. 1, Series 2020-A	5.000%	12/01/51	4,000,000	4,363,476
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	536,979
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,820,890
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,581,832
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,312,737
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,264,187
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	16,302,706
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	852,404
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	721,750

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Public Services - 11.2% (Continued)
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	$300,000	$343,946
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	457,897
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,708,640
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	622,701
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,588,037
Plaza Metropolitan District No. 1, Series 2013 (e)	5.000%	12/01/22	1,500,000	1,557,351
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/42	1,905,000	2,286,068
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/47	8,150,000	9,715,655
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	3,095,092
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,621,792
Sterling Ranch Community Authority Colorado, Series 2020-A	3.750%	12/01/40	500,000	545,628
Sterling Ranch Community Authority Colorado, Series 2020-A	4.250%	12/01/50	2,000,000	2,213,777
Triview Colorado Metropolitan District Water & Wastewater Enterprise, BAM, Series 2020 (a) (b)	4.000%	12/01/40	410,000	470,175
				63,983,720
Recreation - 1.9%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	2,125,829
City & County of Denver Colorado, Series 2016-A	4.000%	08/01/46	7,000,000	7,764,253
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/21	250,000	250,855

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Recreation - 1.9% (Continued)
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/22	$300,000	$306,065
Hyland Hills Park & Recreation District, Series 2016-A	3.000%	12/15/23	200,000	211,448
				10,658,450
Tax - 4.1%
City of Commerce Colorado, AGM, Series 2014 (a) (b)	5.000%	08/01/28	600,000	673,919
City of Commerce Colorado, AGM, Series 2015 (a) (b)	5.000%	08/01/36	1,945,000	2,251,661
City of Commerce Colorado, AGM, Series 2014 (a) (b)	4.250%	08/01/40	1,155,000	1,253,372
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/33	490,000	585,463
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/34	525,000	626,119
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	199,011
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/25	1,500,000	1,569,711
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (e)	5.250%	12/01/39	4,000,000	4,355,808
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (e)	5.250%	12/01/39	3,000,000	3,265,651
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,747,424
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/49	2,435,000	2,825,823
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a) (b)	5.000%	06/01/35	1,000,000	1,262,540
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a) (b)	5.000%	06/01/40	750,000	934,465

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Tax - 4.1% (Continued)
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/30	$500,000	$565,274
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,128,874
				23,245,115
Transportation - 6.5%
Auraria Higher Education Center, AGM, Series 2015 (a) (b)	4.000%	04/01/29	3,500,000	3,859,413
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,104,134
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,419,595
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	8,089,161
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)	5.000%	12/01/31	1,155,000	1,359,255
State of Colorado Education Loan Program, Series 2021-A	2.000%	06/29/22	20,000,000	20,280,252
				37,111,810
Utilities - 7.7%
Arapahoe County Water & Wastewater Public Improvement District, Series 2019	5.000%	12/01/23	125,000	137,721
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	10,828,100
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (b)	4.000%	08/01/45	1,000,000	1,185,869
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (b)	4.000%	08/01/50	1,450,000	1,692,004
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	170,498
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	32,708

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Utilities - 7.7% (Continued)
City of Colorado Springs Colorado Utilities System, Series A-2	5.000%	11/15/47	$5,000,000	$5,986,068
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (b)	4.000%	12/01/27	35,000	41,389
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a) (b)	4.000%	12/01/45	1,120,000	1,304,255
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a) (b)	4.000%	12/01/49	2,000,000	2,320,361
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,169,089
Johnstown Colorado Wastewater, Series 2021	4.000%	12/01/46	2,850,000	3,375,154
Johnstown Colorado Wastewater, Series 2021	4.000%	12/01/51	2,750,000	3,241,441
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (a) (b) (d)	0.655%	07/01/29	400,000	396,272
Stonegate Village Metropolitan District Colorado, BAM, Series 2020 (b)	4.000%	12/01/45	1,435,000	1,677,903
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,418,222
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,190,646
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	15,480
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/25	25,000	29,326
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/26	20,000	24,119
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	4.000%	12/01/45	1,850,000	2,154,724
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	4.000%	12/01/49	1,350,000	1,565,916

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.8% (continued)
Utilities - 7.7% (Continued)
Upper Eagle Regional Water Authority, AGM, Series 2020 (b)	4.000%	12/01/45	$1,000,000	$1,187,696
Upper Eagle Regional Water Authority, AGM, Series 2020 (b)	4.000%	12/01/50	2,500,000	2,943,143
				44,088,104
Variable Rate Demand Note - 11.6%
City of Colorado Springs Colorado Utilities System, Series 2007-A (d)	0.010%	11/01/37	9,600,000	9,600,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (d)	0.010%	11/01/40	5,540,000	5,540,000
City of Colorado Springs Colorado Utilities System, Series 2012-A (a) (d)	0.010%	11/01/41	4,885,000	4,885,000
Colorado Educational & Cultural Facilities Authority, Series SER A-12 (d)	0.010%	02/01/38	1,080,000	1,080,000
Colorado Educational & Cultural Facilities Authority, Series 2015-B-5 (d)	0.010%	01/01/39	1,985,000	1,985,000
Colorado Health Facilities Authority, Series 2000 (d)	0.040%	10/01/30	4,250,000	4,250,000
Colorado Health Facilities Authority, Series B (d)	0.010%	12/01/45	20,100,000	20,100,000
Colorado Health Facilities Authority, Series 2020-A (d)	0.010%	12/01/52	3,100,000	3,100,000
Colorado Health Facilities Authority, Series 2020-B (d)	0.010%	12/01/52	1,350,000	1,350,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 11.6% (continued)
Denver Colorado City and County COP, Series 2008-A-3 (d)	0.010%	12/01/31	$13,385,000	$13,385,000
University of Colorado Hospital Authority, Series B-1 (d)	0.010%	11/15/39	910,000	910,000
				66,185,000

Investments at Value - 94.8% (Cost $529,493,399)				$541,098,670

Other Assets in Excess of Liabilities - 5.2%				29,617,813

Net Assets - 100.0%				$570,716,483

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $12,865,680, which represents 2.3% of net assets as of September 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd.	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Pakistan Standards & Quality Control Authority.
Q.P.S.C.	Qualified Personal Service Company.
Q.S.C.	Qatari Shareholding Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.
S.A.B.	Sociedad Anónima Bursátil.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.K.P.	Suid Afrikaanse Kommunistiese Party.
SAE	Societe Anonyme Eqyptienne.
SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexixo.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SJSC	Saudi Joint-Stock Company.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of September 30, 2021:

1MO LIBOR 0.08%

3MO LIBOR 0.13%

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
September 30, 2021 (Unaudited)

1.	ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies, under Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies.”

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over- the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2021, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with the U.S. Securities and Exchange Commission guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3.	CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Country Risk – As of September 30, 2021, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to each Fund’s Statement of Investments for its particular concentration in various sectors.

Other Risk – An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

4.	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted Quoted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of September 30, 2021:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$571,419,999	$—	$—		$571,419,999
Total	$571,419,999	$—	$—		$571,419,999

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$187,793,584	$—	$—		$187,793,584
Total	$187,793,584	$—	$—		$187,793,584

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$48,750,711	$—	$—		$48,750,711
Total	$48,750,711	$—	$—		$48,750,711

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$177,589,372	$—	$—		$177,589,372
Total	$177,589,372	$—	$—		$177,589,372

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$18,466,430	$39,595,017	$418,590	*	$58,480,037
Preferred Stocks	750,209	270,378	—		1,020,587
Rights	—	101,573	—		101,573
Warrants	501	—	—		501
Total	$19,217,140	$39,966,968	$418,590		$59,602,698

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$43,191,575	$132,688,409	$44,518	*	$175,924,502
Preferred Stocks	223,132	—	—		223,132
Rights	—	0	—		0
Total	$43,414,707	$132,688,409	$44,518		$176,147,634

Segall Bryant & Hamill Fundamental International Small Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$41,057,298	$37,765,533	$—		$78,822,831
Total	$41,057,298	$37,765,533	$—		$78,822,831

Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$257,889		$—		$257,889
Forward Foreign Currency Contracts, Unrealized Loss	(584,014)		—		(584,014)
	$(326,125)	$—	$—		$(326,125)

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$26,778,478	$9,402,399	$—		$36,180,877
Total	$26,778,478	$9,402,399	$—		$36,180,877

Segall Bryant & Hamill Workplace Equality Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$26,544,284	$—	$—		$26,544,284
Total	$26,544,284	$—	$—		$26,544,284

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$39,798,785	$—		$39,798,785
Municipal Bonds	—	1,657,928	—		1,657,928
Asset Backed Securities	—	65,865	—		65,865
Commercial Mortgage-Backed Securities	—	883,956	—		883,956
U.S. Government & Agencies	—	485,766	—		485,766
U.S. Treasury Bond & Notes	—	2,621,827	—		2,621,827
Total	$—	$45,514,127	$—		$45,514,127

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$532,249,013	$—		$532,249,013
Municipal Bonds	—	99,797,972	—		99,797,972
Asset Backed Securities	—	22,860,943	—		22,860,943
Residential Mortgage-Backed Securities	—	3,605,370	—		3,605,370
Mortgage-Backed Securities Passthrough	—	223,459,399	—		223,459,399
Commercial Mortgage-Backed Securities	—	9,617,330	—		9,617,330
U.S. Treasury Bonds & Notes	—	163,004,029	—		163,004,029
Total	$—	$1,054,594,056	$—		$1,054,594,056

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$97,024,897	$—	$97,024,897
Total	$—	$97,024,897	$—	$97,024,897

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$223,662,332	$—	$223,662,332
Corporate Bonds	—	2,949,905	—	2,949,905
U.S. Treasury Bonds & Notes	—	5,972,578	—	5,972,578
Total	$—	$232,584,815	$—	$232,584,815

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$541,098,670	$—	$541,098,670
Total	$—	$541,098,670	$—	$541,098,670

*	Includes securities that have been fair valued at $0.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2021:

Segall Bryant & Hamill Emerging Markets Fund

						Change in
	Balance as of					Unrealized			Balance as of
	December 31,					Appreciation	Transfer Into	Transfer Out of	September 30,
Asset Type	2020	Net Purchases	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	2021
Common Stocks	$6,371	$—	$—	$—	$—	$—	$418,590	$(6,371)	$418,590

Segall Bryant & Hamill International Small Cap Fund

						Change in
	Balance as of					Unrealized			Balance as of
Asset Type	December 31,					Appreciation	Transfer Into	Transfer Out of	September 30,
	2020	Net Purchases	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	2021
Common Stocks	$283,839	$—	$—	$—	$—	$(239,321)	—	$—	$44,518

Segall Bryant & Hamill Fundamental International Small Cap Fund

		Net Purchases/				Change in
	Balance as of	Received in				Unrealized			Balance as of
	December 31,	Corporate				Appreciation	Transfer Into	Transfer Out of	September 30,
Asset Type	2020	Action	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	2021
Common Stocks	$98,020	$—	$—	$—	$—	$—	$—	$(98,020)	$—

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

					Impact to
	Fair Value as				Valuation from
	of September		Unobservable		an Increase in
	30, 2021	Valuation Technique	Input (1)	Value	Input (2)
Segall Bryant & Hamill Emerging Markets Fund	$418,590	Adjusted trade price	Discount factor	12.12%	Decrease
Segall Bryant & Hamill International Small Cap Fund	$44,518	Adjusted trade price	Discount factor	5.19%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above. In these instances, the co- administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.